Schedule of Investments (unaudited)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	$359	$361,070
4.20%, 04/15/24	203	220,901
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	135	149,953
3.65%, 11/01/24 (Call 08/01/24)	632	688,902
WPP Finance 2010, 3.75%, 09/19/24(a)	1,430	1,558,574
		2,979,400
Aerospace & Defense — 1.8%
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	1,430	1,434,674
1.43%, 02/04/24 (Call 02/04/22)	2,740	2,746,576
1.95%, 02/01/24	1,225	1,256,231
2.20%, 02/04/26 (Call 02/04/23)	5,830	5,882,397
2.70%, 05/01/22(a)	722	734,246
2.75%, 02/01/26 (Call 01/01/26)(a)	1,375	1,439,001
3.10%, 05/01/26 (Call 03/01/26)	125	133,031
4.51%, 05/01/23 (Call 04/01/23)	2,448	2,601,395
4.88%, 05/01/25 (Call 04/01/25)	5,168	5,789,599
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	30	30,415
1.88%, 08/15/23 (Call 06/15/23)	692	712,304
2.25%, 11/15/22 (Call 08/15/22)	1,573	1,606,028
2.38%, 11/15/24 (Call 09/15/24)	1,060	1,118,187
3.25%, 04/01/25 (Call 03/01/25)	758	823,438
3.38%, 05/15/23 (Call 04/15/23)(a)	1,650	1,736,035
3.50%, 05/15/25 (Call 03/15/25)(a)	1,113	1,221,772
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	744	818,357
3.85%, 06/15/23 (Call 05/15/23)	1,558	1,653,191
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	1,573	1,690,047
3.10%, 01/15/23 (Call 11/15/22)	394	408,000
3.35%, 09/15/21	409	410,457
3.55%, 01/15/26 (Call 10/15/25)	2,000	2,219,073
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,944	2,074,318
3.25%, 08/01/23	1,666	1,759,576
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	1,357	1,390,454
2.80%, 03/15/22 (Call 02/15/22)(a)	684	693,319
3.20%, 03/15/24 (Call 01/15/24)	1,481	1,577,961
3.95%, 08/16/25 (Call 06/16/25)	1,551	1,728,007
		45,688,089
Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,334	1,396,259
2.85%, 08/09/22	40	41,024
4.00%, 01/31/24	115	124,612
4.40%, 02/14/26 (Call 12/14/25)	1,040	1,180,050
Archer-Daniels-Midland Co., Class C, 2.75%, 03/27/25 (Call 02/27/25)	608	649,332
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	180	184,004
2.79%, 09/06/24 (Call 08/06/24)	1,510	1,586,136
3.22%, 08/15/24 (Call 06/15/24)	3,434	3,644,773
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	1,110	1,120,056
Security	Par (000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	$647	$658,274
4.35%, 03/15/24 (Call 02/15/24)	1,080	1,175,755
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,940	1,926,668
1.13%, 05/01/23	709	718,986
1.50%, 05/01/25 (Call 04/01/25)	763	780,645
2.13%, 05/10/23 (Call 03/10/23)	669	688,536
2.38%, 08/17/22 (Call 07/17/22)	1,793	1,830,401
2.50%, 08/22/22	1,166	1,194,585
2.50%, 11/02/22 (Call 10/02/22)	1,429	1,465,926
2.63%, 02/18/22 (Call 01/18/22)	463	468,092
2.63%, 03/06/23	689	715,259
2.75%, 02/25/26 (Call 11/25/25)	352	378,259
2.88%, 05/01/24 (Call 04/01/24)(a)	1,046	1,110,641
2.90%, 11/15/21	516	519,991
3.25%, 11/10/24	1,377	1,491,858
3.38%, 08/11/25 (Call 05/11/25)	168	183,748
3.60%, 11/15/23	250	268,454
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	3,044	3,383,634
4.85%, 09/15/23	567	616,811
		29,502,769
Airlines — 0.2%
Southwest Airlines Co.
4.75%, 05/04/23	1,449	1,550,443
5.25%, 05/04/25 (Call 04/04/25)(a)	2,715	3,101,175
		4,651,618
Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	756	777,943
2.40%, 03/27/25 (Call 02/27/25)(a)	1,826	1,935,979
Ralph Lauren Corp., 1.70%, 06/15/22	906	916,983
VF Corp.
2.05%, 04/23/22	900	910,783
2.40%, 04/23/25 (Call 03/23/25)	995	1,046,317
		5,588,005
Auto Manufacturers — 3.6%
American Honda Finance Corp.
0.40%, 10/21/22	31	31,065
0.55%, 07/12/24	1,565	1,561,381
0.65%, 09/08/23(a)	175	175,983
0.88%, 07/07/23(a)	544	549,492
1.00%, 09/10/25	193	193,965
1.20%, 07/08/25	1,314	1,330,771
1.70%, 09/09/21	226	226,346
1.95%, 05/20/22	319	323,482
1.95%, 05/10/23	1,418	1,458,544
2.05%, 01/10/23	874	897,016
2.15%, 09/10/24(a)	1,287	1,346,224
2.20%, 06/27/22	1,522	1,549,544
2.40%, 06/27/24	1,166	1,227,113
2.60%, 11/16/22	921	948,816
2.90%, 02/16/24	520	550,862
3.38%, 12/10/21(a)	170	171,922
3.45%, 07/14/23	729	773,260
3.55%, 01/12/24	778	835,008
3.63%, 10/10/23	1,004	1,075,330

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	$285	$284,599
3.65%, 10/01/23 (Call 07/01/23)(a)	378	402,085
General Motors Co.
4.00%, 04/01/25	282	309,663
4.88%, 10/02/23	1,801	1,958,406
5.40%, 10/02/23	1,460	1,600,907
6.13%, 10/01/25 (Call 09/01/25)	2,018	2,390,668
General Motors Financial Co. Inc.
1.05%, 03/08/24	1,230	1,241,053
1.25%, 01/08/26 (Call 12/08/25)	1,853	1,849,577
1.50%, 06/10/26 (Call 05/10/26)	1,600	1,604,139
1.70%, 08/18/23	1,315	1,341,600
2.75%, 06/20/25 (Call 05/20/25)	1,588	1,679,504
2.90%, 02/26/25 (Call 01/26/25)	1,530	1,623,402
3.15%, 06/30/22 (Call 05/30/22)	2,037	2,082,443
3.25%, 01/05/23 (Call 12/05/22)	701	726,760
3.45%, 01/14/22 (Call 12/14/21)	1,126	1,138,899
3.45%, 04/10/22 (Call 02/10/22)	957	971,849
3.50%, 11/07/24 (Call 09/07/24)(a)	770	827,394
3.55%, 07/08/22	814	837,295
3.70%, 05/09/23 (Call 03/09/23)	1,725	1,805,163
3.95%, 04/13/24 (Call 02/13/24)	1,581	1,701,431
4.00%, 01/15/25 (Call 10/15/24)	1,274	1,391,364
4.15%, 06/19/23 (Call 05/19/23)	1,655	1,756,485
4.20%, 11/06/21	618	624,200
4.25%, 05/15/23	1,022	1,085,451
4.30%, 07/13/25 (Call 04/13/25)	2,055	2,280,636
4.35%, 04/09/25 (Call 02/09/25)(a)	1,398	1,548,848
4.38%, 09/25/21	236	237,383
5.10%, 01/17/24 (Call 12/17/23)	1,469	1,616,270
5.20%, 03/20/23	1,205	1,292,426
5.25%, 03/01/26 (Call 12/01/25)	1,540	1,786,014
Stellantis NV, 5.25%, 04/15/23	2,277	2,447,821
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,130	1,134,068
1.34%, 03/25/26 (Call 02/25/26)	1,211	1,230,773
2.16%, 07/02/22(a)	540	549,939
2.36%, 07/02/24	1,030	1,084,378
3.42%, 07/20/23	1,122	1,193,099
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	290	290,562
0.40%, 04/06/23(a)	130	130,242
0.45%, 07/22/22	579	580,401
0.45%, 01/11/24	1,106	1,110,794
0.50%, 08/14/23	1,641	1,647,147
0.50%, 06/18/24	2,050	2,046,645
0.80%, 10/16/25	1,249	1,242,346
0.80%, 01/09/26	610	606,357
1.13%, 06/18/26	2,800	2,812,677
1.15%, 05/26/22(a)	459	462,665
1.35%, 08/25/23	376	383,481
1.80%, 02/13/25	1,121	1,162,147
2.00%, 10/07/24	291	303,784
2.15%, 09/08/22	1,486	1,517,729
2.25%, 10/18/23	802	834,315
2.60%, 01/11/22	938	948,003
2.63%, 01/10/23	387	400,120
2.65%, 04/12/22(a)	992	1,009,012
2.70%, 01/11/23	1,069	1,106,120
Security	Par (000)	Value

Auto Manufacturers (continued)
2.80%, 07/13/22	$641	$656,794
2.90%, 03/30/23	789	823,068
2.90%, 04/17/24(a)	347	368,912
3.00%, 04/01/25	1,567	1,690,880
3.30%, 01/12/22	639	647,462
3.35%, 01/08/24(a)	911	973,345
3.40%, 09/15/21(a)	180	180,677
3.40%, 04/14/25	364	398,846
3.45%, 09/20/23(a)	1,563	1,665,862
		88,862,509
Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	985	1,067,617
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	30	33,972
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	685	741,921
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)(a)	812	878,167
4.15%, 10/01/25 (Call 07/01/25)	953	1,070,635
		3,792,312
Banks — 33.3%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	1,359	1,391,728
2.55%, 11/23/21	490	493,532
2.63%, 05/19/22(a)	631	643,259
2.63%, 11/09/22	1,131	1,165,354
3.70%, 11/16/25(a)	575	644,334
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,175	1,180,804
1.13%, 09/18/25	905	903,410
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23), (H15T1Y + 0.450%)(b)	400	401,555
1.85%, 03/25/26	1,400	1,423,964
2.71%, 06/27/24	2,746	2,897,162
2.75%, 05/28/25	1,943	2,050,583
3.13%, 02/23/23	1,355	1,409,613
3.50%, 04/11/22	815	833,051
3.85%, 04/12/23	880	928,744
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	2,000	2,000,607
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	1,590	1,595,109
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	2,866	2,881,388
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	1,690	1,693,328
1.20%, 10/24/26 (Call 10/24/25)(b)	2,210	2,204,978
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	1,850	1,859,575
1.49%, 05/19/24 (Call 05/19/23)(b)	160	162,804
1.73%, 07/22/27 (Call 07/22/26)(b)	6,695	6,813,502
2.02%, 02/13/26 (Call 02/13/25)(b)	2,310	2,384,086
2.46%, 10/22/25 (Call 10/22/24)(b)	1,322	1,385,241
2.50%, 10/21/22 (Call 10/21/21)	1,007	1,012,089
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(b)	1,919	1,962,562
2.88%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.021%)(b)	2,126	2,164,650
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(b)	3,199	3,311,333
3.09%, 10/01/25 (Call 10/01/24)(b)	2,827	3,017,605
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)(b)	1,682	1,703,493
3.30%, 01/11/23	4,137	4,316,428
3.46%, 03/15/25 (Call 03/15/24)(b)	100	106,865

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 04/19/26	$2,050	$2,264,003
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.78%)(b)	3,059	3,203,965
3.86%, 07/23/24 (Call 07/23/23)(b)	3,219	3,423,770
3.88%, 08/01/25	1,652	1,842,324
4.00%, 04/01/24	2,498	2,721,281
4.00%, 01/22/25	555	609,219
4.10%, 07/24/23	1,873	2,009,128
4.13%, 01/22/24	2,279	2,477,443
4.20%, 08/26/24	3,785	4,149,742
4.45%, 03/03/26	50	56,579
5.70%, 01/24/22	800	821,004
Series L, 3.95%, 04/21/25	2,830	3,107,634
Series N, 1.66%, 03/11/27 (Call 03/11/26)(b)	2,000	2,031,578
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(b)	665	674,568
Bank of Montreal
0.45%, 12/08/23	807	807,601
0.63%, 07/09/24	2,000	2,002,511
1.85%, 05/01/25(a)	1,590	1,648,096
1.90%, 08/27/21	967	968,116
2.05%, 11/01/22	1,278	1,307,337
2.35%, 09/11/22	1,807	1,850,223
2.50%, 06/28/24	2,295	2,422,150
2.55%, 11/06/22 (Call 10/06/22)	961	987,424
2.90%, 03/26/22(a)	206	209,722
Series E, 3.30%, 02/05/24	2,820	3,018,367
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	75	75,042
0.50%, 04/26/24 (Call 03/26/24)	1,445	1,447,518
0.75%, 01/28/26 (Call 12/28/25)	579	575,943
1.05%, 10/15/26 (Call 09/15/26)	3,000	2,998,994
1.60%, 04/24/25 (Call 03/24/25)	1,362	1,402,732
1.85%, 01/27/23 (Call 01/02/23)	728	744,455
1.95%, 08/23/22	593	603,838
2.10%, 10/24/24	1,620	1,697,386
2.20%, 08/16/23 (Call 06/16/23)(a)	1,751	1,812,899
2.60%, 02/07/22 (Call 01/07/22)(a)	947	956,745
2.80%, 05/04/26 (Call 02/04/26)(a)	10	10,826
2.95%, 01/29/23 (Call 12/29/22)	2,092	2,170,364
3.25%, 09/11/24 (Call 08/11/24)	683	738,297
3.40%, 05/15/24 (Call 04/15/24)	1,008	1,086,430
3.45%, 08/11/23	1,056	1,123,504
3.50%, 04/28/23	1,216	1,284,174
3.55%, 09/23/21 (Call 08/23/21)	423	424,986
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	1,251	1,346,874
Series G, 3.00%, 02/24/25 (Call 01/24/25)	500	539,762
Bank of Nova Scotia (The)
0.55%, 09/15/23	180	180,620
0.65%, 07/31/24	940	941,250
0.70%, 04/15/24	4,450	4,464,958
1.05%, 03/02/26	710	708,002
1.30%, 06/11/25(a)	512	520,067
1.35%, 06/24/26	5,000	5,044,546
1.63%, 05/01/23	221	226,123
1.95%, 02/01/23	136	139,450
2.00%, 11/15/22	976	998,234
2.20%, 02/03/25(a)	195	204,510
2.38%, 01/18/23(a)	576	593,789
2.45%, 09/19/22	792	812,227
2.70%, 03/07/22(a)	534	542,048
Security	Par (000)	Value

Banks (continued)
3.40%, 02/11/24	$1,876	$2,009,490
4.50%, 12/16/25	1,135	1,293,290
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	1,605	1,621,526
3.75%, 05/15/24(a)	550	597,586
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(b)	1,520	1,525,238
2.85%, 05/07/26 (Call 05/07/25)(b)	170	180,302
3.20%, 08/10/21	1,355	1,355,798
3.65%, 03/16/25	2,846	3,095,950
3.68%, 01/10/23 (Call 01/10/22)	1,809	1,834,473
3.93%, 05/07/25 (Call 05/07/24)(b)	2,482	2,679,480
4.34%, 05/16/24 (Call 05/16/23)(a)(b)	1,898	2,019,222
4.38%, 09/11/24	2,079	2,268,463
4.38%, 01/12/26	2,863	3,228,148
4.61%, 02/15/23 (Call 02/15/22)(b)	2,931	2,996,082
5.20%, 05/12/26	200	230,656
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)(a)	863	881,961
3.88%, 04/10/25 (Call 03/10/25)	735	814,036
2.50%, 08/27/24 (Call 07/27/24)	1,001	1,058,062
BNP Paribas SA
3.25%, 03/03/23	1,636	1,712,920
4.25%, 10/15/24	1,403	1,547,621
BPCE SA
2.75%, 12/02/21(a)	445	448,613
4.00%, 04/15/24	1,614	1,761,962
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	1,080	1,080,521
0.50%, 12/14/23	622	621,561
0.95%, 06/23/23	663	669,951
0.95%, 10/23/25	150	150,265
1.25%, 06/22/26 (Call 05/22/26)	2,700	2,709,898
2.25%, 01/28/25	988	1,035,712
2.55%, 06/16/22(a)	1,283	1,309,690
2.61%, 07/22/23 (Call 07/22/22)(b)	691	706,040
3.10%, 04/02/24	1,653	1,760,449
3.50%, 09/13/23	1,284	1,369,668
Capital One N.A., 2.15%, 09/06/22 (Call 08/06/22)	400	407,538
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,985	2,136,561
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	2,275	2,283,344
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	955	959,959
1.12%, 01/28/27 (Call 01/28/26)(b)	1,200	1,190,216
1.46%, 06/09/27 (Call 06/09/26)(b)	2,830	2,832,491
1.68%, 05/15/24 (Call 05/15/23)(b)	1,953	1,992,987
2.31%, 11/04/22 (Call 11/04/21), (SOFR + 0.867%)(b)	2,305	2,316,618
2.35%, 08/02/21	928	928,000
2.70%, 10/27/22 (Call 09/27/22)	1,734	1,781,700
2.75%, 04/25/22 (Call 03/25/22)(a)	486	493,934
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(b)	3,198	3,273,792
2.90%, 12/08/21 (Call 11/08/21)	486	489,445
3.11%, 04/08/26 (Call 04/08/25)(b)	2,601	2,784,072
3.14%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 0.722%)(b)	2,412	2,444,198
3.30%, 04/27/25	511	556,813
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	3,030	3,233,794
3.40%, 05/01/26	1,110	1,219,316

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 05/15/23	$1,483	$1,560,577
3.70%, 01/12/26	2,170	2,409,589
3.75%, 06/16/24	904	981,571
3.88%, 10/25/23	598	644,046
3.88%, 03/26/25	1,222	1,342,276
4.00%, 08/05/24	929	1,012,218
4.04%, 06/01/24 (Call 06/01/23)(b)	2,145	2,280,362
4.05%, 07/30/22	1,548	1,604,879
4.40%, 06/10/25	2,947	3,294,593
4.50%, 01/14/22(a)	298	303,768
4.60%, 03/09/26	1,085	1,242,151
5.50%, 09/13/25	2,223	2,595,552
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	717	752,561
2.65%, 05/26/22 (Call 04/26/22)(a)	1,140	1,160,626
3.25%, 02/14/22 (Call 01/14/22)(a)	280	283,779
3.70%, 03/29/23 (Call 02/28/23)(a)	670	704,034
3.75%, 02/18/26 (Call 11/18/25)	80	89,090
Comerica Bank, 2.50%, 07/23/24	783	826,185
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,611	1,711,149
Cooperatieve Rabobank U.A.
3.88%, 02/08/22(a)	715	728,580
3.95%, 11/09/22	2,080	2,173,551
4.38%, 08/04/25	1,161	1,302,226
4.63%, 12/01/23	1,792	1,956,248
Cooperatieve Rabobank U.A./New York
2.75%, 01/10/23	947	981,208
3.38%, 05/21/25	1,165	1,278,803
Cooperatieve Rabobank UA/NY
0.38%, 01/12/24	65	64,929
2.75%, 01/10/22(a)	898	908,057
Credit Suisse AG/New York NY
0.50%, 02/02/24	505	503,804
1.00%, 05/05/23	2,116	2,139,457
2.10%, 11/12/21	597	600,056
2.80%, 04/08/22	1,237	1,258,779
2.95%, 04/09/25	2,576	2,761,614
3.00%, 10/29/21	293	294,982
3.63%, 09/09/24	4,033	4,387,054
Credit Suisse Group AG
3.75%, 03/26/25	3,029	3,297,413
3.80%, 06/09/23	2,384	2,522,727
4.55%, 04/17/26	2,050	2,332,178
Credit Suisse Group Funding Guernsey Ltd., 3.80%,
09/15/22	2,356	2,446,527
Deutsche Bank AG/London, 3.70%, 05/30/24	955	1,024,276
Deutsche Bank AG/New York NY
0.90%, 05/28/24	730	729,453
1.45%, 04/01/25 (Call 04/01/24)(b)	635	640,335
1.69%, 03/19/26	480	486,926
2.13%, 11/24/26 (Call 11/24/25)(b)	1,005	1,027,492
2.22%, 09/18/24 (Call 09/18/23)(b)	2,418	2,482,322
3.30%, 11/16/22	1,882	1,945,810
3.70%, 05/30/24	854	915,094
3.95%, 02/27/23	1,335	1,399,650
3.96%, 11/26/25 (Call 11/26/24)(b)	1,984	2,155,763
4.25%, 10/14/21	206	207,494
Series D, 5.00%, 02/14/22(a)	940	962,339
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,703	1,784,135
Security	Par (000)	Value

Banks (continued)
3.35%, 02/06/23 (Call 01/06/23)(a)	$2,048	$2,132,464
4.20%, 08/08/23	993	1,066,711
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	655	668,499
2.38%, 01/28/25 (Call 12/28/24)	854	897,275
2.60%, 06/15/22 (Call 05/15/22)(a)	954	972,217
3.50%, 03/15/22 (Call 02/15/22)(a)	765	778,565
3.65%, 01/25/24 (Call 12/25/23)	2,318	2,486,426
4.30%, 01/16/24 (Call 12/16/23)	1,306	1,416,135
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	883	902,095
2.88%, 10/01/21 (Call 09/01/21)	912	913,919
3.85%, 03/15/26 (Call 02/15/26)	80	89,313
3.95%, 07/28/25 (Call 06/28/25)	190	213,694
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	4,626	4,628,433
0.52%, 03/08/23 (Call 03/08/22)	720	720,555
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	45	44,999
0.66%, 09/10/24 (Call 09/10/23)(b)	1,100	1,099,875
0.67%, 03/08/24 (Call 03/08/23)(b)	1,800	1,803,727
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	1,080	1,075,502
1.54%, 09/10/27 (Call 09/10/26)(b)	3,000	3,019,430
2.88%, 10/31/22 (Call 10/31/21)(b)	2,801	2,817,190
2.91%, 06/05/23 (Call 06/05/22)(b)	2,748	2,805,255
2.91%, 07/24/23 (Call 07/24/22)(b)	1,873	1,916,774
3.20%, 02/23/23 (Call 01/23/23)	1,490	1,550,983
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	2,701	2,896,326
3.50%, 01/23/25 (Call 10/23/24)	1,700	1,838,591
3.50%, 04/01/25 (Call 03/01/25)	2,878	3,126,859
3.63%, 01/22/23(a)	2,340	2,452,158
3.63%, 02/20/24 (Call 01/20/24)	2,204	2,359,338
3.75%, 05/22/25 (Call 02/22/25)(a)	2,569	2,813,868
3.75%, 02/25/26 (Call 11/25/25)	1,355	1,501,954
3.85%, 07/08/24 (Call 04/08/24)	2,471	2,679,655
4.00%, 03/03/24	3,618	3,920,829
4.25%, 10/21/25	2,300	2,581,422
5.75%, 01/24/22	654	671,325
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24)(b)	3,040	3,048,395
1.65%, 04/18/26 (Call 04/18/25)(b)	2,861	2,905,253
2.10%, 06/04/26 (Call 06/04/25)(b)	155	160,033
2.63%, 11/07/25 (Call 11/07/24)(b)	925	970,771
2.65%, 01/05/22	305	308,193
3.03%, 11/22/23 (Call 11/22/22)(b)	1,891	1,955,659
3.26%, 03/13/23 (Call 03/13/22)(b)	3,456	3,517,432
3.60%, 05/25/23(a)	2,135	2,257,596
3.80%, 03/11/25 (Call 03/11/24)(b)	3,762	4,043,490
3.90%, 05/25/26	1,045	1,164,413
3.95%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 0.987%)(b)	2,557	2,710,000
4.00%, 03/30/22(a)	111	113,797
4.25%, 03/14/24	3,024	3,267,351
4.25%, 08/18/25	1,132	1,255,747
4.30%, 03/08/26	3,121	3,529,856
HSBC USA Inc., 3.50%, 06/23/24	399	430,929
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	989	996,606
2.63%, 08/06/24 (Call 07/06/24)	1,447	1,527,434
4.00%, 05/15/25 (Call 04/15/25)	255	283,801

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)(a)	$267	$272,729
2.50%, 08/07/22 (Call 07/07/22)	1,880	1,920,623
3.13%, 04/01/22 (Call 03/01/22)(a)	878	892,986
3.55%, 10/06/23 (Call 09/06/23)(a)	570	607,408
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26)(b)	350	356,347
3.15%, 03/29/22(a)	574	585,208
3.55%, 04/09/24	1,587	1,709,444
4.10%, 10/02/23	2,312	2,489,816
Intesa Sanpaolo SpA, 5.25%, 01/12/24	107	118,094
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24)(b)	1,130	1,126,562
0.65%, 09/16/24 (Call 09/16/23)(b)	1,451	1,454,660
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	2,100	2,108,031
0.82%, 06/01/25 (Call 06/01/24)(b)	1,680	1,681,373
0.97%, 06/23/25 (Call 06/23/24)(b)	3,780	3,796,481
1.51%, 06/01/24 (Call 06/01/23)(b)	915	932,647
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	3,000	3,033,905
2.01%, 03/13/26 (Call 03/13/25)(b)	1,565	1,621,603
2.08%, 04/22/26 (Call 04/22/25)(b)	1,040	1,078,381
2.30%, 10/15/25 (Call 10/15/24)(b)	2,282	2,381,691
2.70%, 05/18/23 (Call 03/18/23)	2,258	2,343,603
2.78%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.935%)(b)	1,822	1,854,487
2.97%, 01/15/23 (Call 01/15/22)	1,712	1,733,063
3.13%, 01/23/25 (Call 10/23/24)	2,934	3,152,933
3.20%, 01/25/23	3,777	3,941,249
3.20%, 06/15/26 (Call 03/15/26)	160	174,917
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(b)	2,514	2,562,125
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	2,481	2,632,684
3.25%, 09/23/22	3,133	3,238,891
3.30%, 04/01/26 (Call 01/01/26)	2,475	2,715,978
3.38%, 05/01/23	2,428	2,547,601
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	2,167	2,279,313
3.63%, 05/13/24	1,924	2,086,741
3.80%, 07/23/24 (Call 07/23/23)(a)(b)	3,029	3,222,078
3.88%, 02/01/24	1,062	1,150,484
3.88%, 09/10/24	3,429	3,732,897
3.90%, 07/15/25 (Call 04/15/25)	2,105	2,333,465
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	2,955	3,185,327
4.35%, 08/15/21	1,585	1,587,192
4.50%, 01/24/22(a)	570	581,739
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23)(a)(b)	1,128	1,129,347
1.25%, 03/10/23	945	959,420
2.30%, 09/14/22	1,652	1,689,816
2.40%, 06/09/22	414	421,647
2.50%, 11/22/21(a)	224	225,580
3.30%, 02/01/22	946	960,638
3.30%, 06/01/25	1,040	1,139,383
3.38%, 03/07/23	504	528,566
KeyBank NA/Cleveland OH, 0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	350	350,624
KeyCorp., 4.15%, 10/29/25	195	220,539
Lloyds Bank PLC, 2.25%, 08/14/22	355	362,095
Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(a)(b)	$755	$757,494
1.33%, 06/15/23 (Call 06/15/22)(b)	367	369,726
2.44%, 02/05/26 (Call 02/05/25)(b)	750	785,392
2.86%, 03/17/23 (Call 03/17/22), (3 mo. LIBOR US + 1.2%)(b)	1,004	1,019,168
2.91%, 11/07/23 (Call 11/07/22)(b)	2,765	2,847,730
3.00%, 01/11/22(a)	779	788,505
3.87%, 07/09/25 (Call 07/09/24)(b)	3,018	3,272,072
3.90%, 03/12/24(a)	1,760	1,903,939
4.05%, 08/16/23	2,601	2,782,542
4.45%, 05/08/25	1,785	2,006,865
4.50%, 11/04/24	1,477	1,636,881
4.58%, 12/10/25	800	901,956
4.65%, 03/24/26	1,700	1,938,350
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,271	1,350,078
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)(a)	1,124	1,142,546
2.90%, 02/06/25 (Call 01/06/25)	575	617,388
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)(b)	642	644,990
0.95%, 07/19/25 (Call 07/19/24)(b)	2,000	2,011,494
1.41%, 07/17/25	1,929	1,958,187
1.54%, 07/20/27 (Call 07/20/26)(b)	2,000	2,025,619
2.19%, 09/13/21	754	755,726
2.19%, 02/25/25	2,237	2,333,053
2.53%, 09/13/23(a)	624	651,822
2.62%, 07/18/22	2,235	2,287,504
2.67%, 07/25/22	2,558	2,618,834
2.80%, 07/18/24	2,183	2,310,952
3.00%, 02/22/22	720	731,207
3.22%, 03/07/22	1,118	1,137,872
3.41%, 03/07/24	2,022	2,166,531
3.46%, 03/02/23	1,863	1,953,510
3.76%, 07/26/23	2,155	2,296,335
3.78%, 03/02/25	1,086	1,191,124
3.85%, 03/01/26	2,173	2,436,144
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(b)	582	585,307
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	786	796,076
1.55%, 07/09/27 (Call 07/09/26)(b)	1,000	1,009,055
2.23%, 05/25/26 (Call 05/25/25)(b)	580	602,260
2.56%, 09/13/25 (Call 09/13/24)(b)	95	99,830
2.60%, 09/11/22	2,050	2,102,587
2.72%, 07/16/23 (Call 07/16/22)(b)	2,061	2,107,641
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	925	978,339
2.95%, 02/28/22(a)	577	586,057
3.55%, 03/05/23	862	905,286
3.92%, 09/11/24 (Call 09/11/23)(b)	1,778	1,902,380
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	2,020	2,020,259
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(b)	1,661	1,664,013
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(b)	1,955	1,961,198
0.79%, 05/30/25 (Call 05/30/24)(b)	5,735	5,730,498
0.99%, 12/10/26 (Call 12/10/25)(b)	110	108,833
1.51%, 07/20/27 (Call 07/20/26)(b)	1,905	1,916,742
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	1,240	1,258,168
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	1,020	1,058,903
2.63%, 11/17/21	277	278,965

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.72%, 07/22/25 (Call 07/22/24)(b)	$2,955	$3,111,704
2.75%, 05/19/22	2,199	2,243,661
3.13%, 01/23/23	3,540	3,684,498
3.70%, 10/23/24(a)	3,756	4,101,885
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	3,175	3,350,210
3.75%, 02/25/23	2,665	2,804,284
3.88%, 01/27/26	1,435	1,609,748
4.00%, 07/23/25	2,894	3,223,086
4.10%, 05/22/23	2,319	2,468,267
4.88%, 11/01/22	2,517	2,652,058
5.00%, 11/24/25(a)	1,795	2,075,913
Series F, 3.88%, 04/29/24	3,767	4,094,460
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	1,940	1,941,848
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	1,653	1,690,649
3.15%, 04/01/22 (Call 03/01/22)	580	589,958
National Australia Bank Ltd./New York
1.88%, 12/13/22	1,415	1,446,825
2.50%, 05/22/22(a)	1,332	1,356,842
2.80%, 01/10/22(a)	950	960,967
2.88%, 04/12/23	75	78,292
3.00%, 01/20/23(a)	859	893,506
3.38%, 01/14/26	470	520,365
3.63%, 06/20/23	235	249,924
3.70%, 11/04/21	675	681,010
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	50	49,898
0.90%, 08/15/23 (Call 08/15/22)(b)	25	25,124
2.10%, 02/01/23	170	174,282
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(b)	835	839,521
2.36%, 05/22/24 (Call 05/22/23)(b)	1,313	1,351,482
3.50%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.48%(b)	3,423	3,503,562
3.88%, 09/12/23	2,570	2,741,314
4.27%, 03/22/25 (Call 03/22/24)(a)(b)	2,366	2,569,972
4.52%, 06/25/24 (Call 06/25/23)(b)	1,580	1,692,053
4.80%, 04/05/26	2,566	2,947,446
5.13%, 05/28/24	1,256	1,393,108
6.00%, 12/19/23	945	1,055,943
6.10%, 06/10/23	230	251,613
6.13%, 12/15/22	608	651,811
Northern Trust Corp.
2.38%, 08/02/22	810	827,023
3.38%, 08/23/21(a)	130	130,230
3.95%, 10/30/25	215	243,601
PNC Bank N.A.
1.74%, 02/24/23 (Call 02/24/22)(b)	270	272,194
2.03%, 12/09/22 (Call 12/09/21)(b)	546	549,338
2.45%, 07/28/22 (Call 06/28/22)	748	763,504
2.55%, 12/09/21 (Call 11/09/21)	546	549,451
2.63%, 02/17/22 (Call 01/18/22)(a)	735	743,221
2.70%, 11/01/22 (Call 10/01/22)	893	918,755
2.95%, 01/30/23 (Call 12/30/22)	1,331	1,379,756
2.95%, 02/23/25 (Call 01/24/25)	100	107,784
3.25%, 06/01/25 (Call 05/02/25)	1,257	1,373,669
3.30%, 10/30/24 (Call 09/30/24)	226	245,280
3.50%, 06/08/23 (Call 05/09/23)	1,094	1,157,157
Security	Par (000)	Value

Banks (continued)
3.80%, 07/25/23 (Call 06/25/23)	$1,094	$1,163,561
4.20%, 11/01/25 (Call 10/02/25)	550	625,558
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	2,228	2,340,934
2.85%, 11/09/22(c)	360	371,929
3.30%, 03/08/22 (Call 02/06/22)(a)	773	785,271
3.50%, 01/23/24 (Call 12/23/23)(a)	1,697	1,820,688
3.90%, 04/29/24 (Call 03/29/24)	940	1,020,055
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	529	554,154
3.80%, 08/14/23 (Call 07/14/23)	2,004	2,135,453
Royal Bank of Canada
0.43%, 01/19/24(a)	554	553,377
0.50%, 10/26/23	235	235,565
0.65%, 07/29/24	3,000	3,004,471
0.88%, 01/20/26	1,674	1,662,552
1.15%, 06/10/25	1,251	1,263,201
1.15%, 07/14/26	3,000	3,006,475
1.20%, 04/27/26	2,555	2,561,561
1.60%, 04/17/23	914	934,248
1.95%, 01/17/23	957	980,323
2.25%, 11/01/24	2,694	2,823,329
2.55%, 07/16/24	2,428	2,565,675
2.75%, 02/01/22	195	197,494
2.80%, 04/29/22	891	908,206
3.70%, 10/05/23	2,535	2,713,710
4.65%, 01/27/26	1,364	1,567,199
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	1,496	1,554,773
3.45%, 06/02/25 (Call 05/02/25)	833	898,457
3.50%, 06/07/24 (Call 05/07/24)	1,919	2,054,397
3.70%, 03/28/22 (Call 02/28/22)	885	900,541
4.50%, 07/17/25 (Call 04/17/25)	934	1,037,802
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	500	504,239
2.88%, 08/05/21	1,299	1,299,190
3.37%, 01/05/24 (Call 01/05/23)(b)	1,104	1,146,372
3.57%, 01/10/23 (Call 01/10/22)	1,828	1,853,196
4.80%, 11/15/24 (Call 11/15/23)(b)	996	1,087,528
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26)(b)	2,000	2,009,600
Santander UK PLC
2.10%, 01/13/23(a)	1,234	1,266,084
2.88%, 06/18/24(a)	115	122,091
3.75%, 11/15/21(a)	426	430,320
4.00%, 03/13/24	877	955,178
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	556	557,052
2.80%, 03/11/22(a)	840	853,024
State Street Corp.
2.65%, 05/19/26	125	134,881
3.10%, 05/15/23	1,461	1,532,742
3.30%, 12/16/24	1,516	1,650,981
3.55%, 08/18/25	1,641	1,820,984
3.70%, 11/20/23	1,446	1,558,478
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	285	293,170
3.40%, 07/11/24	1,100	1,186,387
3.95%, 07/19/23(a)	125	133,823
3.95%, 01/10/24	825	891,123

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	$624	$620,787
1.47%, 07/08/25	2,030	2,061,975
2.35%, 01/15/25	1,309	1,373,309
2.44%, 10/19/21	719	722,483
2.45%, 09/27/24	1,485	1,561,783
2.70%, 07/16/24	2,635	2,781,581
2.78%, 07/12/22	2,497	2,556,253
2.78%, 10/18/22	2,332	2,403,498
2.85%, 01/11/22(a)	850	859,682
3.10%, 01/17/23	2,242	2,333,880
3.75%, 07/19/23	718	764,889
3.78%, 03/09/26	1,500	1,678,986
3.94%, 10/16/23	1,106	1,190,714
Svenska Handelsbanken AB
1.88%, 09/07/21	412	412,679
3.90%, 11/20/23	2,061	2,229,734
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)(a)	910	928,887
Toronto-Dominion Bank (The)
0.25%, 01/06/23	147	146,976
0.30%, 06/02/23	2,000	1,999,116
0.45%, 09/11/23(a)	962	963,333
0.55%, 03/04/24	945	946,058
0.75%, 06/12/23	595	599,408
0.75%, 09/11/25(a)	85	84,632
0.75%, 01/06/26(a)	1,196	1,187,785
1.15%, 06/12/25(a)	1,031	1,043,866
1.90%, 12/01/22	1,596	1,631,688
2.65%, 06/12/24	2,531	2,680,817
3.25%, 03/11/24	2,270	2,430,277
3.50%, 07/19/23	2,792	2,965,974
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	1,135	1,144,759
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	885	898,010
1.50%, 03/10/25 (Call 02/10/25)	650	668,408
2.15%, 12/06/24 (Call 11/05/24)	2,512	2,628,947
2.45%, 08/01/22 (Call 07/01/22)(a)	966	985,240
2.63%, 01/15/22 (Call 12/15/21)(a)	775	781,978
2.75%, 05/01/23 (Call 04/01/23)	363	378,086
2.80%, 05/17/22 (Call 04/17/22)	1,313	1,337,738
3.00%, 02/02/23 (Call 01/02/23)	674	700,379
3.20%, 04/01/24 (Call 03/01/24)	1,615	1,727,438
3.50%, 08/02/22 (Call 08/02/21)(b)	1,163	1,163,000
3.63%, 09/16/25 (Call 08/16/25)	1,350	1,494,374
3.69%, 08/02/24 (Call 08/02/23)(b)	562	598,486
4.05%, 11/03/25 (Call 09/03/25)	50	56,458
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/06/25)	597	606,460
2.20%, 03/16/23 (Call 02/13/23)(a)	1,298	1,336,603
2.50%, 08/01/24 (Call 07/01/24)	2,188	2,311,287
2.70%,01/27/22(Call12/27/21)	630	636,390
2.75%, 04/01/22 (Call 03/01/22)	901	914,413
2.85%, 10/26/24 (Call 09/26/24)	1,096	1,174,499
3.05%, 06/20/22 (Call 05/20/22)	1,208	1,235,224
3.20%, 09/03/21 (Call 08/03/21)	219	219,548
3.70%, 06/05/25 (Call 05/05/25)	1,072	1,187,131
3.75%, 12/06/23 (Call 11/06/23)	1,960	2,107,416
4.00%, 05/01/25 (Call 03/01/25)	1,292	1,437,555
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	1,900	1,947,628
Security	Par (000)	Value

Banks (continued)
2.40%, 07/30/24 (Call 06/28/24)	$2,204	$2,321,489
2.95%, 07/15/22 (Call 06/15/22)	2,210	2,263,076
3.00%, 03/15/22 (Call 02/15/22)	713	723,845
3.10%, 04/27/26 (Call 03/27/26)(a)	185	202,506
3.38%, 02/05/24 (Call 01/05/24)	1,510	1,616,712
3.60%, 09/11/24 (Call 08/11/24)	1,116	1,214,474
3.70%, 01/30/24 (Call 12/29/23)	275	296,382
3.95%, 11/17/25 (Call 10/17/25)(a)	1,060	1,196,546
Series V, 2.63%, 01/24/22 (Call 12/23/21)	556	561,300
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	511	514,194
1.95%, 01/09/23 (Call 12/09/22)(a)	680	695,906
2.05%, 01/21/25 (Call 12/20/24)	546	570,324
2.65%, 05/23/22 (Call 04/22/22)	422	429,520
2.80%, 01/27/25 (Call 12/27/24)(a)	1,418	1,521,901
2.85%, 01/23/23 (Call 12/23/22)(a)	481	498,808
3.40%, 07/24/23 (Call 06/23/23)	1,689	1,789,049
3.45%, 11/16/21 (Call 10/15/21)	463	466,057
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24)(b)	1,275	1,277,462
1.65%, 06/02/24 (Call 06/02/23)(b)	2,732	2,790,220
2.16%, 02/11/26 (Call 02/11/25)(b)	3,806	3,966,134
2.19%, 04/30/26 (Call 04/30/25)(b)	3,176	3,307,167
2.41%, 10/30/25 (Call 10/30/24)(b)	4,284	4,479,766
2.63%, 07/22/22	133	136,164
3.00%, 02/19/25	2,656	2,847,046
3.00%, 04/22/26	4,141	4,492,157
3.07%, 01/24/23 (Call 01/24/22)	385	390,351
3.30%, 09/09/24	3,177	3,424,937
3.50%, 03/08/22(a)	479	488,321
3.55%, 09/29/25	1,885	2,079,889
3.75%, 01/24/24 (Call 12/22/23)	3,056	3,284,668
4.10%, 06/03/26	130	146,627
4.13%, 08/15/23	1,925	2,065,469
4.48%, 01/16/24	218	238,298
Series M, 3.45%, 02/13/23	1,914	2,003,508
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(b)	1,307	1,309,461
3.55%, 08/14/23 (Call 07/14/23)(a)	3,291	3,499,370
3.63%, 10/22/21 (Call 09/21/21)	575	577,649
Westpac Banking Corp.
1.15%, 06/03/26	1,380	1,392,766
2.00%, 08/19/21	827	827,631
2.00%, 01/13/23	647	663,318
2.35%, 02/19/25	1,005	1,060,875
2.50%, 06/28/22(a)	2,000	2,042,107
2.75%, 01/11/23	452	468,348
2.80%, 01/11/22(a)	524	530,130
3.30%, 02/26/24	1,622	1,739,969
3.65%, 05/15/23	1,799	1,906,026
		827,218,157
Beverages — 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	5,157	5,718,418
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	155	171,757
Coca-Cola Co. (The), 1.75%, 09/06/24	1,956	2,033,988
Constellation Brands Inc.
2.65%, 11/07/22 (Call 08/25/21)	1,121	1,150,499
2.70%, 05/09/22 (Call 08/25/21)	953	967,917

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.20%, 02/15/23 (Call 01/15/23)	$1,056	$1,097,853
4.25%, 05/01/23	1,634	1,738,638
4.40%, 11/15/25 (Call 09/15/25)(a)	571	646,579
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	580	591,176
2.13%, 10/24/24 (Call 09/24/24)	802	840,928
2.63%, 04/29/23 (Call 01/29/23)	1,457	1,507,559
3.50%, 09/18/23 (Call 08/18/23)	602	640,309
Diageo Investment Corp., 2.88%, 05/11/22(a)	1,074	1,096,204
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	1,620	1,623,825
3.13%, 12/15/23 (Call 10/15/23)	327	346,536
3.40%, 11/15/25 (Call 08/15/25)	407	446,849
4.06%, 05/25/23 (Call 04/25/23)	1,674	1,780,713
4.42%, 05/25/25 (Call 03/25/25)	1,276	1,436,649
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	5	5,405
3.50%, 05/01/22(a)	303	310,270
PepsiCo Inc.
0.40%, 10/07/23	490	490,926
0.75%, 05/01/23	624	629,670
1.70%, 10/06/21 (Call 09/06/21)	418	418,587
2.25%, 05/02/22 (Call 04/02/22)	625	633,699
2.25%, 03/19/25 (Call 02/19/25)	2,349	2,478,023
2.75%, 03/05/22(a)	902	915,801
2.75%, 03/01/23	1,447	1,505,059
2.75%, 04/30/25 (Call 01/30/25)	246	263,892
2.85%, 02/24/26 (Call 11/24/25)	150	162,741
3.00%, 08/25/21	464	464,606
3.10%, 07/17/22 (Call 05/17/22)(a)	1,193	1,221,078
3.50%, 07/17/25 (Call 04/17/25)	1,283	1,413,833
3.60%, 03/01/24 (Call 12/01/23)(a)	2,137	2,295,789
		37,045,776
Biotechnology — 1.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	656	680,654
2.25%, 08/19/23 (Call 06/19/23)(a)	971	1,005,158
2.65%, 05/11/22 (Call 04/11/22)(a)	1,379	1,401,957
2.70%, 05/01/22 (Call 03/01/22)	764	775,141
3.13%, 05/01/25 (Call 02/01/25)	1,273	1,372,903
3.63%, 05/15/22 (Call 02/15/22)(a)	1,031	1,049,037
3.63%, 05/22/24 (Call 02/22/24)	1,460	1,573,973
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,074	1,190,070
Biogen Inc.
3.63%, 09/15/22	1,941	2,011,879
4.05%, 09/15/25 (Call 06/15/25)	1,235	1,379,454
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	1,685	1,685,966
1.95%, 03/01/22 (Call 02/01/22)(a)	135	136,188
2.50%, 09/01/23 (Call 07/01/23)(a)	1,449	1,508,063
3.25%, 09/01/22 (Call 07/01/22)	1,348	1,384,784
3.50%, 02/01/25 (Call 11/01/24)	2,397	2,601,343
3.65%, 03/01/26 (Call 12/01/25)	3,513	3,894,064
3.70%, 04/01/24 (Call 01/01/24)	2,521	2,706,663
4.40%, 12/01/21 (Call 09/01/21)	408	409,316
Illumina Inc., 0.55%, 03/23/23	135	135,216
Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC
0.75%, 09/02/23(d)	$802	$804,384
1.20%, 09/02/25 (Call 08/02/25)(a)(d)	1,802	1,801,104
		29,507,317
Building Materials — 0.2%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	1,781	1,862,741
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	658	705,392
4.00%, 06/15/25 (Call 03/15/25)	225	248,606
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 07/15/22)	1,515	1,518,104
		4,334,843
Chemicals — 0.9%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	771	792,233
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	777	830,835
4.63%, 11/15/22	457	480,555
Dow Chemical Co. (The)
3.63%, 05/15/26 (Call 03/15/26)	5	5,562
4.55%, 11/30/25 (Call 09/30/25)	725	828,623
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	3,021	3,260,106
4.49%, 11/15/25 (Call 09/15/25)	1,565	1,780,435
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	666	682,790
3.80%, 03/15/25 (Call 12/15/24)	976	1,066,357
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	1,073	1,094,934
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	958	988,044
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)(a)	996	1,011,610
2.45%, 02/15/22 (Call 11/15/21)(a)	627	630,922
2.70%, 02/21/23 (Call 11/21/22)(a)	195	201,099
3.20%, 01/30/26 (Call 10/30/25)	138	151,552
LYB International Finance BV, 4.00%, 07/15/23	576	614,676
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	620	623,921
2.88%, 05/01/25 (Call 04/01/25)	605	646,476
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	1,136	1,273,166
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	450	465,224
4.25%, 11/15/23 (Call 08/15/23)	326	349,668
Nutrien Ltd.
1.90%, 05/13/23	491	502,959
3.38%, 03/15/25 (Call 12/15/24)	306	330,914
3.63%, 03/15/24 (Call 12/15/23)(a)	1,154	1,234,161
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	835	838,432
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	972	1,038,335
Syngenta Finance NV, 3.13%, 03/28/22	259	262,893
		21,986,482
Commercial Services — 0.9%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	525	577,682
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	771	799,407
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	257	260,956

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	$950	$1,001,232
3.30%, 12/15/22 (Call 09/15/22)	937	966,862
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,871	2,868,430
2.65%, 02/15/25 (Call 01/15/25)	587	619,930
3.75%, 06/01/23 (Call 03/01/23)	882	926,876
4.00%, 06/01/23 (Call 05/01/23)	837	887,670
4.80%, 04/01/26 (Call 01/01/26)	224	258,237
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	1,036	1,102,963
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	663	683,638
3.75%, 03/24/25 (Call 02/24/25)	597	656,429
4.50%, 09/01/22 (Call 06/01/22)	1,078	1,114,533
4.88%, 02/15/24 (Call 11/15/23)(a)	559	612,741
PayPal Holdings Inc.
1.35%, 06/01/23	1,065	1,084,916
1.65%, 06/01/25 (Call 05/01/25)	1,691	1,738,934
2.20%, 09/26/22	1,041	1,064,626
2.40%, 10/01/24 (Call 09/01/24)	2,095	2,207,074
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,376	1,440,986
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	857	954,288
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	646	714,917
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	266	268,334
		22,811,661
Computers — 3.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,483	1,472,184
0.70%, 02/08/26 (Call 01/08/26)	2,728	2,712,182
0.75%, 05/11/23	1,557	1,570,405
1.13%, 05/11/25 (Call 04/11/25)	2,972	3,012,145
1.70%, 09/11/22	671	682,336
1.80%, 09/11/24 (Call 08/11/24)	1,192	1,236,973
2.10%, 09/12/22 (Call 08/12/22)	1,935	1,972,377
2.15%, 02/09/22(a)	689	696,051
2.30%, 05/11/22 (Call 04/11/22)	1,043	1,058,305
2.40%, 01/13/23 (Call 12/13/22)	453	466,448
2.40%, 05/03/23	4,798	4,975,208
2.50%, 02/09/22 (Call 01/09/22)(a)	926	935,425
2.50%, 02/09/25	1,953	2,070,656
2.70%, 05/13/22	1,073	1,094,106
2.75%, 01/13/25 (Call 11/13/24)	1,318	1,407,721
2.85%, 02/23/23 (Call 12/23/22)	2,118	2,194,244
2.85%, 05/11/24 (Call 03/11/24)	2,455	2,607,695
3.00%, 02/09/24 (Call 12/09/23)	2,379	2,523,451
3.20%, 05/13/25	2,435	2,657,216
3.25%, 02/23/26 (Call 11/23/25)	3,483	3,834,580
3.45%, 05/06/24	3,578	3,866,505
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	1,763	1,918,241
5.45%, 06/15/23 (Call 04/15/23)	4,348	4,701,837
5.85%, 07/15/25 (Call 06/15/25)	1,447	1,700,044
6.02%, 06/15/26 (Call 03/15/26)	60	72,201
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	554	609,269
4.25%, 04/15/24 (Call 02/15/24)	714	772,850
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	765	761,733
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,023	1,040,973
Security	Par (000)	Value

Computers (continued)
1.75%, 04/01/26 (Call 03/01/26)	$55	$56,035
2.25%, 04/01/23 (Call 03/01/23)	1,384	1,420,957
3.50%, 10/05/21 (Call 09/05/21)	518	519,497
4.40%, 10/15/22 (Call 08/15/22)	2,667	2,773,867
4.45%, 10/02/23 (Call 09/02/23)	1,559	1,682,242
4.65%, 10/01/24 (Call 09/01/24)	1,834	2,033,999
4.90%, 10/15/25 (Call 07/15/25)	1,940	2,217,160
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(d)	1,070	1,074,167
2.20%, 06/17/25 (Call 05/17/25)	1,868	1,945,790
4.05%, 09/15/22	899	935,134
International Business Machines Corp.
1.88%, 08/01/22	1,591	1,616,815
2.50%, 01/27/22(a)	675	682,605
2.85%, 05/13/22	2,048	2,090,404
2.88%, 11/09/22	987	1,019,532
3.00%, 05/15/24	3,478	3,709,897
3.30%, 05/15/26	5,095	5,626,683
3.38%, 08/01/23	1,853	1,965,051
3.45%, 02/19/26	365	404,538
3.63%, 02/12/24	2,898	3,123,476
7.00%, 10/30/25	70	87,671
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	875	908,844
3.63%, 05/15/25 (Call 04/15/25)	1,014	1,105,044
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	1,321	1,364,835
		92,987,604
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	224	229,837
3.25%, 03/15/24	590	632,681
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	916	958,376
Procter & Gamble Co. (The) 0.55%, 10/29/25	1,647	1,637,016
1.00%, 04/23/26	565	571,071
1.70%, 11/03/21	419	420,620
2.15%, 08/11/22	810	826,444
2.30%, 02/06/22(a)	939	949,435
2.70%, 02/02/26	285	308,452
3.10%, 08/15/23	519	548,548
Unilever Capital Corp.
0.38%, 09/14/23	75	75,175
2.20%, 05/05/22 (Call 04/05/22)	825	836,236
2.60%, 05/05/24 (Call 03/05/24)	878	926,870
3.00%, 03/07/22(a)	840	854,108
3.10%, 07/30/25	190	207,439
3.13%, 03/22/23 (Call 02/22/23)(a)	713	744,650
3.25%, 03/07/24 (Call 02/07/24)	1,199	1,282,732
		12,009,690
Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	496	514,807

Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)(a)	920	914,774
2.88%, 08/14/24 (Call 07/14/24)(a)	928	970,590
3.15%, 02/15/24 (Call 01/15/24)	1,020	1,070,034
3.30%, 01/23/23 (Call 12/23/22)	840	869,008
3.50%, 01/15/25 (Call 11/15/24)	654	694,623

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.13%, 07/03/23 (Call 06/03/23)	$809	$856,264
4.45%, 10/01/25 (Call 08/01/25)	260	287,189
4.45%, 04/03/26 (Call 02/03/26)	1,000	1,103,786
4.50%, 09/15/23 (Call 08/15/23)	1,649	1,765,027
4.63%, 07/01/22	414	429,344
4.88%, 01/16/24 (Call 12/16/23)	811	882,780
6.50%, 07/15/25 (Call 06/15/25)(a)	1,200	1,406,440
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	619	617,640
1.88%, 08/15/26 (Call 07/15/26)	1,165	1,175,162
2.25%, 01/15/23	806	826,336
2.30%, 02/01/25 (Call 01/01/25)(a)	424	440,101
2.63%, 07/01/22 (Call 06/01/22)	997	1,014,763
2.75%, 01/15/23 (Call 12/15/22)	890	916,932
2.88%, 01/15/26 (Call 12/15/25)	1,310	1,385,073
3.00%, 09/15/23 (Call 07/15/23)	332	346,865
3.25%, 03/01/25 (Call 01/01/25)	690	736,836
3.38%, 07/01/25 (Call 06/01/25)	1,168	1,259,972
3.50%, 01/15/22	273	277,087
3.75%, 02/01/22 (Call 12/01/21)(a)	200	202,139
3.88%, 07/03/23 (Call 06/03/23)	885	937,003
4.25%, 02/01/24 (Call 01/01/24)	1,040	1,124,762
4.25%, 09/15/24 (Call 06/15/24)	992	1,082,431
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	25	26,743
4.40%, 09/25/23 (Call 08/25/23)	860	919,632
5.00%, 04/01/23	948	1,012,938
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	875	888,528
3.05%, 06/05/23 (Call 05/05/23)	456	474,884
3.88%, 05/21/24 (Call 04/21/24)	1,220	1,317,262
4.13%, 02/13/22	597	607,719
4.63%, 03/30/25	681	762,924
5.13%, 09/30/24	2,190	2,462,671
5.80%, 05/01/25 (Call 04/01/25)	1,121	1,303,398
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	3,016	3,078,359
2.50%, 07/30/24 (Call 06/30/24)	2,295	2,421,742
2.65%, 12/02/22	1,595	1,646,308
2.75%, 05/20/22 (Call 04/20/22)	1,699	1,729,469
3.00%, 10/30/24 (Call 09/29/24)	1,999	2,142,813
3.13%, 05/20/26 (Call 04/20/26)(a)	135	148,222
3.40%, 02/27/23 (Call 01/27/23)	2,637	2,758,019
3.40%, 02/22/24 (Call 01/22/24)	1,855	1,982,908
3.63%, 12/05/24 (Call 11/04/24)	95	103,944
3.70%, 11/05/21 (Call 10/05/21)	533	536,240
3.70%, 08/03/23 (Call 07/03/23)(a)	2,676	2,846,728
4.20%, 11/06/25 (Call 10/06/25)	305	346,668
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)(a)	631	638,894
Ameriprise Financial Inc.
3.00%, 03/22/22	504	513,069
3.00%, 04/02/25 (Call 03/02/25)	765	821,697
3.70%, 10/15/24	378	414,341
4.00%, 10/15/23	976	1,051,447
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	1,019	1,103,042
Capital One Bank USA N.A., 3.38%, 02/15/23	1,604	1,675,081
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	770	798,696
3.05%, 03/09/22 (Call 02/09/22)(a)	282	286,107
Security	Par (000)	Value

Diversified Financial Services (continued)
3.20%, 01/30/23 (Call 12/30/22)	$2,474	$2,576,204
3.20%, 02/05/25 (Call 01/05/25)	1,548	1,670,064
3.30%, 10/30/24 (Call 09/30/24)	2,103	2,266,795
3.50%, 06/15/23	1,715	1,811,820
3.75%, 04/24/24 (Call 03/24/24)	1,488	1,608,370
3.90%, 01/29/24 (Call 12/29/23)	1,094	1,178,419
4.20%, 10/29/25 (Call 09/29/25)	273	306,314
4.25%, 04/30/25 (Call 03/31/25)	2,381	2,664,272
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,750	1,763,149
0.90%, 03/11/26 (Call 02/11/26)(a)	1,335	1,334,000
1.15%, 05/13/26 (Call 04/13/26)	1,164	1,174,754
2.65%, 01/25/23 (Call 12/25/22)	1,475	1,523,829
3.55%, 02/01/24 (Call 01/01/24)	351	377,543
3.85%, 05/21/25 (Call 03/21/25)	1,096	1,217,274
4.20%, 03/24/25 (Call 02/24/25)	913	1,023,520
CME Group Inc.
3.00%, 09/15/22	1,363	1,404,821
3.00%, 03/15/25 (Call 12/15/24)	1,086	1,170,117
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	125	136,815
3.85%, 11/21/22	939	980,625
3.95%, 11/06/24 (Call 08/06/24)	930	1,014,782
4.50%, 01/30/26 (Call 11/30/25)	365	414,913
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)	1,927	2,100,996
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	2,524	2,767,179
Intercontinental Exchange Inc.
0.70%, 06/15/23	885	890,292
2.35%, 09/15/22 (Call 08/15/22)	1,346	1,374,130
3.75%, 12/01/25 (Call 09/01/25)	590	654,251
4.00%, 10/15/23	1,131	1,217,322
International Lease Finance Corp., 5.88%, 08/15/22	1,233	1,298,990
Invesco Finance PLC
3.13%, 11/30/22	475	492,115
3.75%, 01/15/26	25	27,785
4.00%, 01/30/24	316	342,104
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	745	797,371
Jefferies Group LLC, 5.13%, 01/20/23	726	773,865
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)(a)	146	146,570
2.00%, 03/03/25 (Call 02/03/25)	1,167	1,222,820
3.38%, 04/01/24(a)	1,431	1,542,800
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	1,810	1,810,791
3.85%, 06/30/26 (Call 03/30/26)	3	3,370
4.25%, 06/01/24 (Call 03/01/24)	503	549,161
Nomura Holdings Inc.
1.65%, 07/14/26	3,020	3,035,998
1.85%, 07/16/25	1,815	1,860,006
2.65%, 01/16/25	1,657	1,745,956
ORIX Corp.
2.90%, 07/18/22	673	689,798
3.25%, 12/04/24	210	226,696
4.05%, 01/16/24	260	281,654
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	1,307	1,335,794
4.25%, 08/15/24 (Call 05/15/24)	1,930	2,106,738
4.38%, 03/19/24 (Call 02/19/24)(a)	1,260	1,372,339

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.50%, 07/23/25 (Call 04/23/25)	$782	$874,282
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,870	1,907,972
2.80%, 12/14/22 (Call 10/14/22)	3,087	3,182,967
3.15%, 12/14/25 (Call 09/14/25)	1,035	1,135,078
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,060	1,059,061
2.85%, 01/10/25 (Call 12/10/24)	1,010	1,071,682
		127,929,787
Electric — 3.2%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)(d)	682	679,898
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)(a)	670	678,698
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	758	812,845
3.20%, 04/15/25 (Call 03/15/25)	734	790,883
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	794	847,184
4.05%, 04/15/25 (Call 03/15/25)(a)	1,973	2,196,375
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	355	359,479
2.50%, 09/01/22 (Call 08/01/22)	887	905,933
2.50%, 09/01/24 (Call 08/01/24)	860	901,344
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	15	16,040
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/21)(a)	466	466,300
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	130	138,279
Dominion Energy Inc.
2.72%, 08/15/21(c)	218	218,173
3.07%, 08/15/24(c)	1,123	1,195,066
3.90%, 10/01/25 (Call 07/01/25)	360	399,229
Series A, 1.45%, 04/15/26 (Call 03/15/26)	720	727,706
DTE Energy Co.
2.25%, 11/01/22	928	949,228
Series C, 2.53%, 10/01/24(a)	924	970,411
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	1,064	1,067,367
Series H, 0.55%, 11/01/22	520	521,536
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	479	494,112
3.05%, 03/15/23 (Call 02/15/23)(a)	794	827,702
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	770	766,576
1.80%, 09/01/21 (Call 08/01/21)	137	137,173
2.40%, 08/15/22 (Call 07/15/22)	1,577	1,608,645
3.05%, 08/15/22 (Call 05/15/22)	783	799,997
3.75%, 04/15/24 (Call 01/15/24)	1,246	1,341,825
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	933	945,763
3.00%, 09/15/21 (Call 08/30/21)(a)	191	191,702
3.25%, 08/15/25 (Call 05/15/25)	241	263,189
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	1,082	1,152,395
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	20	22,133
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	582	577,968
4.00%, 07/15/22 (Call 05/15/22)	1,047	1,076,596
Entergy Louisiana LLC, 0.62%, 11/17/23 (Call 11/17/21)	1,067	1,068,069
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,001	1,052,020
Security	Par (000)	Value

Electric (continued)
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)(a)	$366	$370,885
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	230	252,428
3.50%, 06/01/22 (Call 05/01/22)	1,050	1,074,375
3.95%, 06/15/25 (Call 03/15/25)	1,591	1,755,975
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	787	850,640
3.40%, 03/15/22 (Call 02/15/22)	854	867,769
4.25%, 06/15/22 (Call 03/15/22)	973	995,781
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	114	117,816
2.85%, 04/01/25 (Call 03/01/25)	1,848	1,983,456
3.13%, 12/01/25 (Call 06/01/25)(a)	180	196,135
3.25%, 06/01/24 (Call 12/01/23)(a)	114	121,688
Georgia Power Co., Series A, 2.10%, 07/30/23	498	514,961
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	687	739,205
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)(a)	801	822,738
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)(a)	575	623,140
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24(a)	518	515,389
1.00%, 06/15/26 (Call 05/15/26)	55	54,954
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	2,165	2,172,680
2.40%, 09/01/21	466	466,833
2.75%, 05/01/25 (Call 04/01/25)	1,434	1,529,253
2.80%, 01/15/23 (Call 12/15/22)	1,073	1,108,177
2.90%, 04/01/22	696	708,472
3.15%, 04/01/24 (Call 03/01/24)	1,729	1,840,426
OGE Energy Corp., 0.70%, 05/26/23 (Call 11/26/21)	45	45,011
Ohio Power Co., Series M, 5.38%, 10/01/21	234	235,918
Oklahoma Gas and Electric Co., 0.55%, 05/26/23 (Call 11/26/21)	390	390,085
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	605	642,236
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 08/10/21)	2,666	2,662,450
2.95%, 03/01/26 (Call 12/01/25)	65	66,273
3.15%, 01/01/26	2,205	2,261,850
3.45%, 07/01/25	1,185	1,238,730
3.50%, 06/15/25 (Call 03/15/25)	935	978,468
4.25%, 08/01/23 (Call 07/01/23)	334	352,789
Pacific Gas and Electric Co., 1.37%, 03/10/23 (Call 09/10/21)	3,408	3,408,658
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	785	794,703
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	1,308	1,384,459
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	345	343,323
2.65%, 11/15/22 (Call 10/15/22)	690	709,356
2.88%, 06/15/24 (Call 05/15/24)(a)	614	651,392
Puget Energy Inc., 6.00%, 09/01/21	94	94,407
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	45	47,886
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	745	761,081
2.90%, 02/01/23 (Call 01/01/23)	740	765,317
3.55%, 06/15/24 (Call 03/15/24)(a)	600	644,630

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.05%, 12/01/23 (Call 09/01/23)	$553	$593,007
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	1,835	1,848,321
Series C, 3.50%, 10/01/23 (Call 07/01/23)	719	758,493
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,176	1,287,645
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	2,199	2,294,779
3.25%, 07/01/26 (Call 04/01/26)	2,000	2,181,536
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	730	734,453
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	113	127,122
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	390	398,181
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,168	1,277,165
Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,080	1,115,974
WEC Energy Group Inc.
0.55%, 09/15/23	619	619,851
0.80%, 03/15/24 (Call 02/15/24)	315	316,405
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	306	306,390
3.30%, 06/01/25 (Call 12/01/24)	842	909,766
		80,099,125
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	395	397,324
2.63%, 02/15/23 (Call 11/15/22)	539	555,453
3.15%, 06/01/25 (Call 03/01/25)	164	177,908
SYNNEX Corp., 1.75%, 08/09/26 (Call 07/09/26)(d)	500	499,550
		1,630,235
Electronics — 0.5%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	718	760,207
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	870	926,336
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	112	122,991
4.75%, 06/15/25 (Call 03/15/25)	700	784,080
5.00%, 02/15/23	540	575,047
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	1,931	1,931,270
1.35%, 06/01/25 (Call 05/01/25)	1,554	1,588,247
1.85%, 11/01/21 (Call 10/01/21)	605	606,633
2.15%, 08/08/22 (Call 07/08/22)	786	800,319
2.30%, 08/15/24 (Call 07/15/24)(a)	1,116	1,174,555
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	65	65,789
4.70%, 09/15/22	915	957,625
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	753	837,498
SYNNEX Corp., 1.25%, 08/09/24 (Call 08/09/22)(d)	500	499,950
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(d)	470	472,636
		12,103,183
Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	1,592	1,673,548
3.20%, 03/15/25 (Call 12/15/24)	812	873,322
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,251	1,245,610
2.40%, 05/15/23 (Call 03/15/23)	936	967,186
2.90%, 09/15/22 (Call 06/15/22)	888	907,883
		5,667,549
Security	Par (000)	Value

Food — 1.2%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	$987	$1,035,023
3.95%, 03/15/25 (Call 01/15/25)	743	818,745
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	1,879	2,058,435
4.60%, 11/01/25 (Call 09/01/25)	1,282	1,459,631
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	834	854,616
3.15%, 12/15/21 (Call 09/15/21)(a)	522	523,813
3.65%, 02/15/24 (Call 11/15/23)	105	112,567
3.70%, 10/17/23 (Call 09/17/23)	1,620	1,730,417
4.00%, 04/17/25 (Call 02/17/25)	889	986,024
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	767	807,079
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)	155	155,574
JM Smucker Co. (The)
3.50%, 10/15/21(a)	530	533,393
3.50%, 03/15/25	390	425,909
Kellogg Co.
2.65%, 12/01/23	763	800,557
3.25%, 04/01/26	145	159,035
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	385	386,635
3.40%, 04/15/22 (Call 01/15/22)	626	634,687
3.50%, 02/01/26 (Call 11/01/25)(a)	240	265,003
3.85%, 08/01/23 (Call 05/01/23)	936	991,873
4.00%, 02/01/24 (Call 11/01/23)	650	699,537
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	696	690,465
2.70%, 08/15/22 (Call 07/15/22)	628	642,330
3.15%, 08/15/24 (Call 06/15/24)	1,252	1,337,958
Mondelez International Inc.
0.63%, 07/01/22(a)	1,309	1,313,767
1.50%, 05/04/25 (Call 04/04/25)	1,274	1,302,876
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	786	856,676
3.75%, 10/01/25 (Call 07/01/25)	1,363	1,503,830
5.65%, 04/01/25 (Call 03/01/25)	1,330	1,542,262
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	1,720	1,870,353
4.00%, 03/01/26 (Call 01/01/26)	941	1,054,712
4.50%, 06/15/22 (Call 03/15/22)	1,535	1,573,998
		29,127,780
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24(a)	286	337,438
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	100	111,804
		449,242
Gas — 0.3%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 09/09/21)	445	445,103
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 09/02/21)	35	34,990
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	759	796,094
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	486	504,532
5.50%, 01/15/26 (Call 12/15/25)	1,986	2,311,871
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,555	1,547,312

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
ONE Gas Inc.
0.85%, 03/11/23 (Call 09/11/21)	$115	$115,040
1.10%, 03/11/24 (Call 09/11/21)	750	750,236
		6,505,178
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	100	110,438

Health Care - Products — 0.9%
Abbott Laboratories
2.55%, 03/15/22	295	299,297
2.95%, 03/15/25 (Call 12/15/24)	1,517	1,633,394
3.40%, 11/30/23 (Call 09/30/23)	1,760	1,877,538
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,647	1,706,699
3.45%, 03/01/24 (Call 02/01/24)	1,161	1,241,615
3.75%, 03/01/26 (Call 01/01/26)	120	133,932
3.85%, 05/15/25	644	713,236
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	740	811,424
DH Europe Finance II Sarl
2.05%, 11/15/22	1,142	1,167,863
2.20%, 11/15/24 (Call 10/15/24)(a)	1,103	1,153,774
Medtronic Inc., 3.50%, 03/15/25	2,489	2,734,422
Stryker Corp.
0.60%, 12/01/23 (Call 12/01/21)	734	734,278
1.15%, 06/15/25 (Call 05/15/25)	730	736,970
3.38%, 05/15/24 (Call 02/15/24)	659	707,273
3.38%, 11/01/25 (Call 08/01/25)	275	301,362
3.50%, 03/15/26 (Call 12/15/25)	1,095	1,211,182
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)(a)	1,342	1,488,339
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	649	703,088
3.15%, 04/01/22 (Call 02/01/22)(a)	570	577,604
3.55%, 04/01/25 (Call 01/01/25)	2,463	2,678,019
		22,611,309
Health Care - Services — 2.0%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	2,115	2,167,619
2.80%, 06/15/23 (Call 04/15/23)	2,021	2,100,993
3.50%, 11/15/24 (Call 08/15/24)	937	1,012,265
Anthem Inc.
0.45%, 03/15/23	1,294	1,295,732
1.50%, 03/15/26 (Call 02/15/26)	1,010	1,028,132
2.38%, 01/15/25 (Call 12/15/24)	1,841	1,931,510
2.95%, 12/01/22 (Call 11/01/22)	1,513	1,563,364
3.13%, 05/15/22	771	788,832
3.30%, 01/15/23	1,185	1,234,361
3.35%, 12/01/24 (Call 10/01/24)(a)	1,538	1,661,417
3.50%, 08/15/24 (Call 05/15/24)	1,109	1,195,710
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	697	734,198
2.95%, 11/01/22(a)	439	452,603
HCA Inc.
4.75%, 05/01/23	1,872	2,004,343
5.00%, 03/15/24	2,648	2,930,816
5.25%, 04/15/25	2,025	2,323,662
5.25%, 06/15/26 (Call 12/15/25)	1,955	2,277,515
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	695	696,842
	Par
Security	(000)	Value

Health Care - Services (continued)
3.15%, 12/01/22 (Call 09/01/22)	$889	$915,528
3.85%, 10/01/24 (Call 07/01/24)	927	1,008,505
4.50%, 04/01/25 (Call 03/01/25)	867	973,514
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	345	350,005
3.25%, 09/01/24 (Call 07/01/24)	1,020	1,091,757
3.60%, 02/01/25 (Call 11/01/24)	728	787,740
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	315	347,522
3.50%, 03/30/25 (Call 12/30/24)	597	649,860
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	570	570,812
1.15%, 05/15/26 (Call 04/15/26)	1,250	1,261,605
1.25%, 01/15/26	1,171	1,190,079
2.38%, 10/15/22	1,668	1,710,441
2.38%, 08/15/24	1,510	1,592,558
2.75%, 02/15/23 (Call 11/15/22)	510	526,510
2.88%, 12/15/21	552	557,350
2.88%, 03/15/22 (Call 12/15/21)	704	710,913
2.88%, 03/15/23	1,267	1,320,142
3.10%, 03/15/26(a)	1,109	1,215,944
3.35%, 07/15/22(a)	973	1,001,868
3.38%, 11/15/21 (Call 08/30/21)	294	294,772
3.50%, 06/15/23	1,020	1,080,453
3.50%, 02/15/24	1,289	1,387,478
3.75%, 07/15/25	1,441	1,606,974
		49,552,244
Holding Companies - Diversified — 0.4%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	398	422,161
3.50%, 02/10/23 (Call 01/10/23)(a)	1,800	1,866,186
3.63%, 01/19/22 (Call 12/19/21)(a)	874	883,076
3.88%, 01/15/26 (Call 12/15/25)	1,210	1,309,007
4.20%, 06/10/24 (Call 05/10/24)	1,260	1,358,383
4.25%, 03/01/25 (Call 01/01/25)	393	426,792
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	910	950,222
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	100	101,356
3.40%, 07/15/26 (Call 06/15/26)	30	31,538
3.75%, 07/22/25 (Call 06/22/25)	804	858,863
4.25%, 01/15/26 (Call 12/15/25)	730	789,682
		8,997,266
Home Builders — 0.3%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,495	1,498,770
2.50%, 10/15/24 (Call 09/15/24)	1,429	1,499,718
2.60%, 10/15/25 (Call 09/15/25)	783	826,502
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	715	777,916
4.75%, 11/15/22 (Call 08/15/22)	429	447,034
4.75%, 05/30/25 (Call 02/28/25)	842	946,085
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	888	916,012
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	90	105,398
		7,017,435
Household Products & Wares — 0.1%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	818	837,672
3.50%, 12/15/24 (Call 09/15/24)(a)	433	470,838
		1,308,510

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance — 1.7%
Aflac Inc., 3.63%, 11/15/24	$997	$1,093,388
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)(a)	173	172,648
3.15%, 06/15/23	935	983,392
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	771	814,330
3.75%, 07/10/25 (Call 04/10/25)	799	880,472
3.90%, 04/01/26 (Call 01/01/26)	2,145	2,389,860
4.13%, 02/15/24	1,967	2,141,424
4.88%, 06/01/22	1,794	1,860,174
Aon Corp., 2.20%, 11/15/22	1,046	1,071,410
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)(a)	869	934,492
3.88%, 12/15/25 (Call 09/15/25)	994	1,108,035
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22(a)	853	871,897
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	2,703	2,801,256
3.00%, 02/11/23(a)	375	390,682
3.13%, 03/15/26 (Call 12/15/25)	2,640	2,894,503
3.40%, 01/31/22(a)	603	612,450
3.75%, 08/15/21(a)	290	290,346
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	386	423,133
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)(a)	1,037	1,067,053
3.35%, 05/15/24	121	130,436
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)(a)	710	769,677
4.50%, 03/01/26 (Call 12/01/25)	325	370,500
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	94	106,971
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	1,085	1,144,976
Lincoln National Corp., 4.00%, 09/01/23	758	812,735
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	662	685,011
3.75%, 04/01/26 (Call 01/01/26)	50	55,995
Manulife Financial Corp., 4.15%, 03/04/26(a)	285	323,367
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)(a)	163	164,639
3.50%, 06/03/24 (Call 03/03/24)	1,457	1,568,079
3.50%, 03/10/25 (Call 12/10/24)	801	872,778
3.75%, 03/14/26 (Call 12/14/25)	1,363	1,520,308
3.88%, 03/15/24 (Call 02/15/24)	1,847	1,999,892
MetLife Inc.
3.00%, 03/01/25	561	604,027
3.60%, 04/10/24	954	1,032,047
3.60%, 11/13/25 (Call 08/13/25)	74	81,983
Series D, 4.37%, 09/15/23	1,271	1,374,723
Progressive Corp. (The), 3.75%, 08/23/21	170	170,338
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,055	1,079,219
3.50%, 05/15/24	1,046	1,132,564
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)(a)	975	1,102,568
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	1,271	1,364,911
		41,268,689
Internet — 1.2%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,696	1,686,024
3.38%, 02/25/24	1,493	1,608,169
	Par
Security	(000)	Value

Internet (continued)
Amazon.com Inc.
0.25%, 05/12/23	$604	$604,358
0.40%, 06/03/23	1,535	1,537,917
0.45%, 05/12/24	1,088	1,088,105
0.80%, 06/03/25 (Call 05/03/25)	2,256	2,264,960
1.00%, 05/12/26 (Call 04/12/26)(a)	1,400	1,412,293
2.40%, 02/22/23 (Call 01/22/23)	1,735	1,789,661
2.50%, 11/29/22 (Call 08/29/22)	2,108	2,160,106
2.80%, 08/22/24 (Call 06/22/24)	3,190	3,394,955
3.30%, 12/05/21 (Call 10/05/21)	431	433,308
3.80%, 12/05/24 (Call 09/05/24)	1,703	1,868,406
5.20%, 12/03/25 (Call 09/03/25)	242	284,289
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	753	781,262
3.60%, 06/01/26 (Call 03/01/26)	45	50,025
3.65%, 03/15/25 (Call 12/15/24)(a)	247	270,235
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,205	1,219,701
1.90%, 03/11/25 (Call 02/11/25)	1,513	1,567,805
2.60%, 07/15/22 (Call 04/15/22)	55	55,903
2.75%, 01/30/23 (Call 12/30/22)	748	773,310
3.45%, 08/01/24 (Call 05/01/24)	1,073	1,153,995
3.80%, 03/09/22 (Call 02/09/22)(a)	492	500,686
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)	155	164,296
4.50%, 08/15/24 (Call 05/15/24)	228	249,366
5.00%, 02/15/26 (Call 11/15/25)	160	182,262
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)(a)	821	832,283
3.63%, 04/01/25 (Call 01/01/25)	837	919,034
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	1,115	1,268,424
		30,121,138
Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	675	702,329
4.00%, 08/01/23 (Call 05/01/23)	658	699,512
4.13%, 09/15/22 (Call 06/15/22)	864	892,535
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	361	381,524
		2,675,900
Lodging — 0.4%
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	897	929,471
3.20%, 08/08/24 (Call 07/08/24)	2,172	2,267,976
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	665	709,890
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,273	2,622,843
Series R, 3.13%, 06/15/26 (Call 03/15/26)	245	262,229
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	2,000	2,145,835
4.60%, 08/08/23 (Call 07/08/23)	1,120	1,186,647
5.13%, 08/08/25 (Call 06/08/25)	220	246,636
		10,371,527
Machinery — 1.9%
ABB Finance USA Inc., 2.88%, 05/08/22(a)	1,560	1,591,035
Caterpillar Financial Services Corp.
0.25%, 03/01/23(a)	1,253	1,253,044
0.45%, 09/14/23	180	180,506
0.45%, 05/17/24	1,100	1,099,638

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
0.65%, 07/07/23	$527	$530,657
0.80%, 11/13/25(a)	1,219	1,218,088
0.90%, 03/02/26	870	872,218
0.95%, 05/13/22	507	510,025
1.45%, 05/15/25	1,094	1,123,483
1.70%, 08/09/21	447	447,115
1.90%, 09/06/22	800	814,858
1.95%, 11/18/22	622	636,589
2.15%, 11/08/24	1,492	1,564,470
2.40%, 06/06/22	884	900,446
2.55%, 11/29/22	919	947,437
2.85%, 06/01/22(a)	460	470,131
2.85%, 05/17/24	960	1,022,171
2.95%, 02/26/22	503	510,866
3.15%, 09/07/21	482	483,362
3.25%, 12/01/24(a)	281	305,254
3.45%, 05/15/23	770	813,360
3.65%, 12/07/23	1,229	1,323,025
3.75%, 11/24/23	220	237,112
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	1,863	2,001,452
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	235	236,230
1.88%, 01/15/26 (Call 12/15/25)	905	929,355
1.95%, 07/02/23	812	833,044
4.20%, 01/15/24(a)	407	440,400
4.38%, 04/05/22(a)	186	190,763
CNH Industrial NV, 4.50%, 08/15/23	679	730,736
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	1,069	1,084,740
2.75%, 04/15/25 (Call 03/15/25)	1,060	1,135,102
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	45	46,116
John Deere Capital Corp.
0.25%, 01/17/23(a)	610	610,574
0.40%, 10/10/23	256	256,558
0.45%, 01/17/24	510	510,034
0.45%, 06/07/24	470	469,451
0.70%, 01/15/26(a)	990	984,967
1.05%, 06/17/26	2,390	2,399,126
1.20%, 04/06/23	210	213,428
2.05%, 01/09/25	329	344,852
2.15%, 09/08/22	1,003	1,024,596
2.60%, 03/07/24	1,179	1,243,609
2.65%, 01/06/22(a)	533	538,543
2.65%, 06/24/24(a)	827	878,085
2.65%, 06/10/26	80	86,445
2.70%, 01/06/23	466	482,353
2.75%, 03/15/22(a)	718	729,452
2.80%, 01/27/23	450	467,202
2.80%, 03/06/23(a)	1,659	1,727,471
3.13%, 09/10/21	230	230,707
3.15%, 10/15/21(a)	254	255,532
3.20%, 01/10/22(a)	534	540,954
3.35%, 06/12/24	650	702,657
3.45%, 03/13/25	1,006	1,106,402
3.65%, 10/12/23	436	467,946
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(a)	2,113	2,195,807
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	526	561,503
4.40%, 03/15/24 (Call 02/15/24)	1,167	1,264,386
	Par
Security	(000)	Value

Machinery (continued)
Xylem Inc., 4.88%, 10/01/21	$272	$273,942
		47,049,410
Manufacturing — 0.7%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	231	236,045
2.00%, 06/26/22	1,227	1,247,464
2.00%, 02/14/25 (Call 01/14/25)	604	631,004
2.25%, 03/15/23 (Call 02/15/23)	1,111	1,145,447
2.65%, 04/15/25 (Call 03/15/25)	1,014	1,082,251
3.00%, 08/07/25	670	728,155
3.25%, 02/14/24 (Call 01/14/24)(a)	1,139	1,216,852
Eaton Corp., 2.75%, 11/02/22	3,181	3,276,275
General Electric Co.
2.70%, 10/09/22	851	874,212
3.10%, 01/09/23	479	497,347
3.45%, 05/15/24 (Call 02/13/24)	1,040	1,111,623
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	294	314,915
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	1,188	1,255,489
3.30%, 11/21/24 (Call 08/21/24)(a)	659	708,066
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	803	858,221
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	865	935,592
		16,118,958
Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	4,907	5,064,239
4.50%, 02/01/24 (Call 01/01/24)	2,151	2,341,196
4.91%, 07/23/25 (Call 04/23/25)	5,376	6,101,657

Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1,490	1,665,091
Comcast Corp.
3.10%, 04/01/25 (Call 03/01/25)	1,229	1,327,051
3.15%, 03/01/26 (Call 12/01/25)(a)	1,805	1,969,566
3.38%, 02/15/25 (Call 11/15/24)	1,405	1,525,753
3.38%, 08/15/25 (Call 05/15/25)	1,103	1,206,006
3.60%, 03/01/24(a)	1,761	1,903,825
3.70%, 04/15/24 (Call 03/15/24)	3,023	3,275,208
3.95%, 10/15/25 (Call 08/15/25)	1,510	1,692,369
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	1,227	1,273,084
4.90%, 03/11/26 (Call 12/11/25)	90	103,157
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	802	861,126
3.67%, 01/25/22(a)	533	541,898
4.03%, 01/25/24 (Call 12/25/23)	1,016	1,098,426
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	949	1,021,611
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	1,431	1,609,073
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	1,336	1,371,994
2.45%, 03/04/22(a)	527	533,978
2.75%, 08/16/21	241	241,223
3.00%, 02/13/26	1,969	2,142,591
3.15%, 09/17/25(a)	240	261,666
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	885	954,457
3.70%, 08/15/24 (Call 05/15/24)	1,036	1,118,007

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
4.00%, 01/15/26 (Call 10/15/25)	$191	$213,139
4.75%, 05/15/25 (Call 04/15/25)(a)	1,226	1,388,815
Walt Disney Co. (The)
1.65%, 09/01/22	1,080	1,096,957
1.75%, 08/30/24 (Call 07/30/24)(a)	2,189	2,265,354
1.75%, 01/13/26	1,493	1,543,032
3.00%, 09/15/22	1,813	1,868,865
3.35%, 03/24/25	1,889	2,058,666
3.70%, 09/15/24 (Call 06/15/24)	1,061	1,153,433
3.70%, 10/15/25 (Call 07/15/25)	246	272,769
		53,065,282
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	656	674,221
3.25%, 06/15/25 (Call 03/15/25)	443	482,372
		1,156,593
Mining — 0.2%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	935	949,237
3.25%, 11/21/21	130	131,158
3.85%, 09/30/23	708	761,087
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	665	742,055
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	1,635	1,813,345
		4,396,882
Oil & Gas — 4.6%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/30/21)	186	186,186
2.75%, 05/10/23	1,231	1,282,259
2.94%, 04/06/23	536	559,009
3.12%, 05/04/26 (Call 02/04/26)	355	386,469
3.19%, 04/06/25 (Call 03/06/25)	1,258	1,356,881
3.22%, 11/28/23 (Call 09/28/23)	1,084	1,149,823
3.22%, 04/14/24 (Call 02/14/24)(a)	1,350	1,442,359
3.41%, 02/11/26 (Call 12/11/25)(a)	260	285,495
3.79%, 02/06/24 (Call 01/06/24)	1,588	1,712,085
3.80%, 09/21/25 (Call 07/21/25)	1,420	1,575,295
BP Capital Markets PLC
2.50%, 11/06/22(a)	995	1,022,974
3.51%, 03/17/25	1,529	1,671,721
3.54%, 11/04/24	942	1,025,870
3.81%, 02/10/24	1,870	2,020,031
3.99%, 09/26/23	728	783,181
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	702	724,818
2.95%, 01/15/23 (Call 12/15/22)	1,579	1,632,775
3.45%, 11/15/21 (Call 08/15/21)	575	575,688
3.80%, 04/15/24 (Call 01/15/24)	560	600,553
3.90%, 02/01/25 (Call 11/01/24)	430	469,493
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	765	779,598
3.95%, 04/15/22 (Call 01/15/22)	125	126,866
4.00%, 04/15/24 (Call 01/15/24)	381	408,136
5.38%, 07/15/25 (Call 04/15/25)	1,786	2,038,021
Chevron Corp.
1.14%, 05/11/23(a)	796	807,940
1.55%, 05/11/25 (Call 04/11/25)	2,776	2,855,511
2.36%, 12/05/22 (Call 09/05/22)	2,617	2,677,352
2.41%, 03/03/22 (Call 01/03/22)	815	822,638
	Par
Security	(000)	Value

Oil & Gas (continued)
2.50%, 03/03/22 (Call 02/03/22)	$478	$483,540
2.57%, 05/16/23 (Call 03/16/23)(a)	1,081	1,119,951
2.90%, 03/03/24 (Call 01/03/24)	964	1,022,140
2.95%, 05/16/26 (Call 02/16/26)	1,160	1,263,045
3.19%, 06/24/23 (Call 03/24/23)	2,681	2,808,196
3.33%, 11/17/25 (Call 08/17/25)	564	619,165
Chevron USA Inc.
0.43%, 08/11/23	831	832,881
0.69%, 08/12/25 (Call 07/12/25)	1,493	1,486,400
3.90%, 11/15/24 (Call 08/15/24)	1,217	1,337,056
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	1,178	1,278,970
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)(a)	1,325	1,543,618
Diamondback Energy Inc.
0.90%, 03/24/23 (Call 09/24/21)	110	109,999
2.88%, 12/01/24 (Call 11/01/24)	1,131	1,190,724
4.75%, 05/31/25 (Call 04/30/25)	840	942,248
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,211	1,248,767
3.15%, 04/01/25 (Call 01/01/25)	640	691,028
4.15%, 01/15/26 (Call 10/15/25)	895	1,009,531
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	140	144,813
2.45%, 01/17/23	664	684,836
2.65%, 01/15/24	1,342	1,410,665
2.75%, 11/10/21(a)	195	196,356
2.88%, 04/06/25 (Call 03/06/25)	1,987	2,129,450
3.15%, 01/23/22	175	177,369
3.25%, 11/10/24(a)	105	113,561
3.70%, 03/01/24	1,312	1,418,402
Exxon Mobil Corp.
1.57%, 04/15/23	1,684	1,720,217
1.90%, 08/16/22	920	936,529
2.02%, 08/16/24 (Call 07/16/24)	2,225	2,323,676
2.40%, 03/06/22 (Call 01/06/22)(a)	819	826,755
2.71%, 03/06/25 (Call 12/06/24)	1,605	1,707,413
2.73%, 03/01/23 (Call 01/01/23)(a)	1,281	1,324,388
2.99%, 03/19/25 (Call 02/19/25)	3,583	3,849,360
3.04%, 03/01/26 (Call 12/01/25)	1,725	1,879,371
3.18%, 03/15/24 (Call 12/15/23)	774	824,487
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)	1,231	1,424,148
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,272	1,388,859
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,236	1,330,488
4.50%, 05/01/23 (Call 04/01/23)	768	816,745
4.70%, 05/01/25 (Call 04/01/25)	1,813	2,044,581
4.75%, 12/15/23 (Call 10/15/23)	1,043	1,134,457
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)	631	631,792
1.30%, 02/15/26 (Call 01/15/26)	220	220,693
3.70%, 04/06/23	544	572,678
3.85%, 04/09/25 (Call 03/09/25)(a)	1,386	1,522,164
4.30%, 04/01/22	1,249	1,281,746
Pioneer Natural Resources Co.
0.55%, 05/15/23	410	410,424
0.75%, 01/15/24 (Call 01/15/22)	185	185,065
1.13%, 01/15/26 (Call 12/15/25)	880	876,165
4.45%, 01/15/26 (Call 10/15/25)(a)	107	121,015
Shell International Finance BV
0.38%, 09/15/23	200	200,140
1.75%, 09/12/21	128	128,209

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.00%, 11/07/24 (Call 10/07/24)	$1,878	$1,958,372
2.25%, 01/06/23	633	650,830
2.38%, 08/21/22	1,501	1,534,291
2.38%, 04/06/25 (Call 03/06/25)	2,110	2,225,476
2.88%, 05/10/26	15	16,299
3.25%, 05/11/25	3,424	3,730,825
3.40%, 08/12/23(a)	1,615	1,713,387
3.50%, 11/13/23 (Call 10/13/23)(a)	1,718	1,836,892
Suncor Energy Inc.
3.10%, 05/15/25 (Call 04/15/25)	484	518,849
3.60%, 12/01/24 (Call 09/01/24)	1,182	1,278,424
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	1,422	1,488,335
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	929	978,137
2.70%, 01/25/23	1,566	1,621,565
2.88%, 02/17/22(a)	903	916,160
3.70%, 01/15/24	1,216	1,312,017
3.75%, 04/10/24	1,709	1,856,228
TotalEnergies Capital SA, 4.25%, 12/15/21	38	38,563
Valero Energy Corp.
1.20%, 03/15/24	1,509	1,523,112
2.70%, 04/15/23	920	952,856
2.85%, 04/15/25 (Call 03/15/25)	1,728	1,830,443
3.65%, 03/15/25	528	575,498
		114,479,862
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	2,206	2,275,651
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	692	692,611
3.50%, 08/01/23 (Call 05/01/23)	1,012	1,064,563
3.80%, 11/15/25 (Call 08/15/25)	1,135	1,257,211
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	810	824,577
Schlumberger Investment SA, 3.65%, 12/01/23
(Call 09/01/23)	2,075	2,212,783
		8,327,396
Packaging & Containers — 0.2%
Packaging Corp. of America, 4.50%, 11/01/23
(Call 08/01/23)	587	633,276
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	410	435,466
3.75%, 03/15/25 (Call 01/15/25)(a)	565	618,833
4.65%, 03/15/26 (Call 01/15/26)	1,815	2,081,884
		3,769,459
Pharmaceuticals — 6.1%
AbbVie Inc.
2.15%, 11/19/21	263	264,423
2.30%, 11/21/22	2,195	2,250,273
2.60%, 11/21/24 (Call 10/21/24)	2,985	3,155,252
2.85%, 05/14/23 (Call 03/14/23)	1,516	1,575,756
2.90%, 11/06/22	3,634	3,748,191
3.20%, 11/06/22 (Call 09/06/22)	1,936	1,995,991
3.20%, 05/14/26 (Call 02/14/26)	2,000	2,178,256
3.25%, 10/01/22 (Call 07/01/22)	2,405	2,468,453
3.38%, 11/14/21	218	219,920
3.45%, 03/15/22 (Call 01/15/22)(a)	749	759,649
3.60%, 05/14/25 (Call 02/14/25)	4,057	4,428,076
3.75%, 11/14/23 (Call 10/14/23)(a)	2,185	2,339,642
Security	Par (000)	Value

Pharmaceuticals (continued)
3.80%, 03/15/25 (Call 12/15/24)	$3,755	$4,113,693
3.85%, 06/15/24 (Call 03/15/24)	863	934,033
5.00%, 12/15/21 (Call 09/16/21)	196	197,048
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 03/15/22)	1,100	1,102,211
3.25%, 03/01/25 (Call 12/01/24)	270	290,444
3.40%, 05/15/24 (Call 02/15/24)(a)	476	506,951
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	3,085	3,088,902
1.20%, 05/28/26 (Call 04/28/26)	3,145	3,167,017
AstraZeneca PLC
0.30%, 05/26/23(a)	2,200	2,200,262
0.70%, 04/08/26 (Call 03/08/26)(a)	140	137,850
2.38%, 06/12/22 (Call 05/12/22)	1,282	1,303,764
3.38%, 11/16/25	1,367	1,505,012
3.50%, 08/17/23 (Call 07/17/23)	1,203	1,276,468
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,794	1,829,817
3.36%, 06/06/24 (Call 04/06/24)	2,273	2,437,088
3.73%, 12/15/24 (Call 09/15/24)	2,156	2,346,883
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	231	231,134
0.75%, 11/13/25 (Call 10/13/25)(a)	440	438,427
2.00%, 08/01/22	1,520	1,547,410
2.60%, 05/16/22	841	857,032
2.75%, 02/15/23 (Call 01/15/23)	823	852,384
2.90%, 07/26/24 (Call 06/26/24)(a)	2,688	2,871,161
3.20%, 06/15/26 (Call 04/15/26)	200	220,110
3.25%, 08/15/22	1,042	1,075,140
3.25%, 02/20/23 (Call 01/20/23)	941	982,112
3.25%, 11/01/23	325	345,779
3.55%, 08/15/22	1,649	1,704,313
3.88%, 08/15/25 (Call 05/15/25)	1,551	1,726,649
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	1,020	1,038,278
3.08%, 06/15/24 (Call 04/15/24)	980	1,040,886
3.20%, 03/15/23	800	834,453
3.75%, 09/15/25 (Call 06/15/25)	705	777,058
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	775	775,330
1.25%, 03/15/26 (Call 02/15/26)(a)	2,008	2,024,312
3.00%, 07/15/23 (Call 05/16/23)	1,565	1,636,991
3.25%, 04/15/25 (Call 01/15/25)	1,378	1,489,431
3.50%, 06/15/24 (Call 03/17/24)	519	557,589
3.75%, 07/15/23 (Call 06/15/23)	1,234	1,310,191
4.13%, 11/15/25 (Call 09/15/25)	1,981	2,226,843
4.50%, 02/25/26 (Call 11/27/25)	996	1,137,334
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	1,754	1,851,604
2.75%, 12/01/22 (Call 09/01/22)	2,080	2,134,958
2.88%, 06/01/26 (Call 03/01/26)	60	64,858
3.38%, 08/12/24 (Call 05/12/24)	851	913,460
3.50%, 07/20/22 (Call 05/20/22)	2,367	2,427,480
3.70%, 03/09/23 (Call 02/09/23)	1,426	1,497,595
3.88%, 07/20/25 (Call 04/20/25)	2,386	2,640,550
4.10%, 03/25/25 (Call 01/25/25)	1,636	1,814,506
Eli Lilly & Co.
2.35%, 05/15/22	546	555,305
2.75%, 06/01/25 (Call 03/01/25)	847	907,832

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	$1,728	$1,798,204
3.38%, 05/15/23	1,757	1,852,550
3.63%, 05/15/25	278	307,370
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,736	1,740,108
2.85%, 05/08/22	1,265	1,290,977
2.88%, 06/01/22 (Call 05/01/22)	865	882,094
3.00%, 06/01/24 (Call 05/01/24)	2,237	2,389,453
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	427	425,069
2.05%, 03/01/23 (Call 01/01/23)	564	578,058
2.25%, 03/03/22 (Call 02/03/22)(a)	807	815,513
2.45%, 03/01/26 (Call 12/01/25)	60	64,268
2.63%, 01/15/25 (Call 11/15/24)(a)	636	678,582
3.38%, 12/05/23(a)	465	498,459
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	820	816,757
3.80%, 03/15/24 (Call 12/15/23)	1,618	1,740,931
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	309	348,949
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	175	174,788
2.35%, 02/10/22(a)	120	121,359
2.40%, 09/15/22 (Call 06/15/22)	1,111	1,132,525
2.75%, 02/10/25 (Call 11/10/24)	3,160	3,377,254
2.80%, 05/18/23	2,214	2,312,384
2.90%, 03/07/24 (Call 02/07/24)	987	1,049,233
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	865	926,901
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	376	389,358
2.40%, 05/17/22 (Call 04/17/22)	881	894,870
2.40%, 09/21/22	1,823	1,867,934
3.00%, 11/20/25 (Call 08/20/25)	1,824	1,984,853
3.40%, 05/06/24	2,787	3,010,137
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	821	880,938
4.38%, 03/15/26 (Call 12/15/25)	185	203,034
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	1,286	1,295,875
2.20%, 12/15/21(a)	179	180,309
2.75%, 06/03/26	45	49,083
2.80%, 03/11/22(a)	918	932,642
2.95%, 03/15/24 (Call 02/15/24)	566	601,862
3.00%, 09/15/21	211	211,697
3.00%, 06/15/23	1,212	1,272,843
3.20%, 09/15/23 (Call 08/15/23)	1,461	1,546,027
3.40%, 05/15/24	1,252	1,356,687
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	1,284	1,355,033
Shire Acquisitions Investments Ireland DAC, 2.88%,
09/23/23 (Call 07/23/23)	3,146	3,287,991
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23
(Call 10/26/23)	1,920	2,083,106
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	2,178	2,414,891
Viatris Inc.
1.13%, 06/22/22(d)	668	672,569
1.65%, 06/22/25 (Call 05/22/25)(d)	1,489	1,517,276
Wyeth LLC, 6.45%, 02/01/24	168	192,524
Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	$1,864	$1,930,795
4.50%, 11/13/25 (Call 08/13/25)	835	951,872
		150,735,812
Pipelines — 3.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	478	534,033
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	1,337	1,528,820
7.00%, 06/30/24 (Call 01/01/24)	1,574	1,797,689
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	614	692,659
Enable Midstream Partners LP, 3.90%, 05/15/24
(Call 02/15/24)	783	835,809
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	694	821,028
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	570	599,611
2.90%, 07/15/22 (Call 06/15/22)	1,093	1,116,740
3.50%, 06/10/24 (Call 03/10/24)	812	869,711
4.00%, 10/01/23 (Call 07/01/23)	1,000	1,066,356
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	918	968,379
3.60%, 02/01/23 (Call 11/01/22)	1,441	1,491,171
4.05%, 03/15/25 (Call 12/15/24)	1,616	1,756,175
4.25%, 03/15/23 (Call 12/15/22)	733	767,636
4.25%, 04/01/24 (Call 01/01/24)	335	360,425
4.50%, 04/15/24 (Call 03/15/24)	756	822,625
4.75%, 01/15/26 (Call 10/15/25)	1,183	1,333,330
5.20%, 02/01/22 (Call 11/01/21)	915	925,487
5.88%, 01/15/24 (Call 10/15/23)	1,013	1,119,271
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,013	1,081,052
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,122	1,200,791
5.00%, 10/01/22 (Call 07/01/22)	1,003	1,042,019
5.88%, 03/01/22 (Call 12/01/21)	570	579,899
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	2,120	2,203,053
3.50%, 02/01/22	889	903,300
3.70%, 02/15/26 (Call 11/15/25)	150	166,571
3.75%, 02/15/25 (Call 11/15/24)	1,816	1,984,504
3.90%, 02/15/24 (Call 11/15/23)	1,293	1,389,816
4.05%, 02/15/22	766	781,081
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)(a)	557	578,135
3.50%, 09/01/23 (Call 06/01/23)	536	564,708
3.95%, 09/01/22 (Call 06/01/22)	1,986	2,045,608
4.15%, 02/01/24 (Call 11/01/23)	988	1,065,166
4.25%, 09/01/24 (Call 06/01/24)	1,052	1,151,889
4.30%, 05/01/24 (Call 02/01/24)	1,016	1,105,154
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	998	1,035,336
4.30%, 06/01/25 (Call 03/01/25)	838	932,879
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	75	86,644
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,843	1,867,418
3.38%, 03/15/23 (Call 02/15/23)	957	998,631
4.00%, 02/15/25 (Call 11/15/24)	318	348,196
4.50%, 07/15/23 (Call 04/15/23)	1,178	1,256,698
4.88%, 12/01/24 (Call 09/01/24)	1,757	1,963,601

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.88%, 06/01/25 (Call 03/01/25)	$931	$1,053,326
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	1,235	1,298,991
4.25%, 02/01/22 (Call 11/01/21)	307	309,835
5.85%, 01/15/26 (Call 12/15/25)	135	159,881
7.50%, 09/01/23 (Call 06/01/23)	781	876,431
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	2,298	2,357,578
4.90%, 03/15/25 (Call 12/15/24)	273	306,071
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	150	161,930
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	1,237	1,322,369
3.65%, 06/01/22 (Call 03/01/22)	390	397,012
3.85%, 10/15/23 (Call 07/15/23)	831	878,054
4.65%, 10/15/25 (Call 07/15/25)	1,254	1,405,313
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	1,760	1,885,017
5.63%, 03/01/25 (Call 12/01/24)	1,651	1,890,560
5.75%, 05/15/24 (Call 02/15/24)	2,607	2,919,449
5.88%, 06/30/26 (Call 12/31/25)	100	118,805
6.25%, 03/15/22 (Call 12/15/21)	725	740,131
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	125	135,159
4.75%, 03/15/24 (Call 12/15/23)	1,418	1,554,914
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,535	1,568,913
3.75%, 10/16/23 (Call 07/16/23)	1,023	1,086,968
4.88%, 01/15/26 (Call 10/15/25)	229	264,310
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26
(Call 11/01/25)	1,065	1,352,078
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,689	1,728,571
3.60%, 03/15/22 (Call 01/15/22)	1,361	1,380,624
3.70%, 01/15/23 (Call 10/15/22)	1,237	1,285,503
3.90%, 01/15/25 (Call 10/15/24)	1,421	1,552,390
4.00%, 11/15/21 (Call 08/15/21)	315	315,407
4.00%, 09/15/25 (Call 06/15/25)	347	385,343
4.30%, 03/04/24 (Call 12/04/23)	1,528	1,655,770
4.50%, 11/15/23 (Call 08/15/23)	718	774,732
4.55%, 06/24/24 (Call 03/24/24)	1,692	1,860,709
		80,721,248
Private Equity — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)(a)	662	727,495
Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	245	283,474
Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25
(Call 02/28/25)	823	899,306
American Tower Corp.
0.60%, 01/15/24	820	819,701
1.30%, 09/15/25 (Call 08/15/25)	690	696,409
1.60%, 04/15/26 (Call 03/15/26)	1,183	1,201,462
2.25%, 01/15/22	550	554,737
2.40%, 03/15/25 (Call 02/15/25)	939	983,733
2.95%, 01/15/25 (Call 12/15/24)	552	588,238
3.00%, 06/15/23	1,057	1,106,738
3.38%, 05/15/24 (Call 04/15/24)	1,239	1,325,539
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 01/31/23	$1,595	$1,669,416
4.00%, 06/01/25 (Call 03/01/25)	1,256	1,384,805
4.40%, 02/15/26 (Call 11/15/25)	85	96,280
4.70%, 03/15/22	596	611,689
5.00%, 02/15/24	1,421	1,572,680
AvalonBay Communities Inc., 3.45%, 06/01/25
(Call 03/03/25)(a)	1,688	1,849,381
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)(a)	924	967,387
3.20%, 01/15/25 (Call 10/15/24)	984	1,055,976
3.65%, 02/01/26 (Call 11/03/25)	1,120	1,242,079
3.80%, 02/01/24 (Call 11/01/23)	846	904,967
3.85%, 02/01/23 (Call 11/01/22)	1,772	1,845,249
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	431	452,978
3.65%, 06/15/24 (Call 04/15/24)	540	581,371
3.85%, 02/01/25 (Call 11/01/24)(a)	125	136,472
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23(a)	1,752	1,852,194
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	905	893,514
1.35%, 07/15/25 (Call 06/15/25)	1,593	1,611,559
3.15%, 07/15/23 (Call 06/15/23)	473	496,769
3.20%, 09/01/24 (Call 07/01/24)	683	730,060
4.45%, 02/15/26 (Call 11/15/25)	115	130,565
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24
(Call 10/15/24)	1,396	1,472,551
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,256	1,256,323
1.25%, 07/15/25 (Call 06/15/25)	818	823,250
1.45%, 05/15/26 (Call 04/15/26)	2,100	2,116,528
2.63%, 11/18/24 (Call 10/18/24)	1,460	1,540,230
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	603	626,150
4.63%, 12/15/21 (Call 09/15/21)	389	390,977
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)(a)	491	533,411
Federal Realty Investment Trust, 3.95%, 01/15/24
(Call 10/15/23)	147	157,690
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	346	390,746
5.38%, 11/01/23 (Call 08/01/23)	339	373,699
5.38%, 04/15/26 (Call 01/15/26)	1,911	2,213,279
Healthpeak Properties Inc., 3.40%, 02/01/25
(Call 11/01/24)	49	52,856
Kimco Realty Corp.
3.30%, 02/01/25 (Call 12/01/24)	688	742,441
3.40%, 11/01/22 (Call 09/01/22)	878	906,802
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)(a)	192	204,356
5.25%, 01/15/26 (Call 10/15/25)	590	676,686
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	545	543,892
2.37%, 09/15/22 (Call 08/15/22)	1,017	1,039,662
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)	335	371,180
4.65%, 08/01/23 (Call 05/01/23)	1,331	1,428,725
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	1,567	1,628,393
2.35%, 01/30/22 (Call 10/30/21)	671	674,463
2.63%, 06/15/22 (Call 03/15/22)(a)	922	935,561

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 02/01/23 (Call 11/01/22)	$308	$317,205
2.75%, 06/01/23 (Call 03/01/23)(a)	1,398	1,449,261
3.30%, 01/15/26 (Call 10/15/25)	207	225,703
3.38%, 10/01/24 (Call 07/01/24)	1,398	1,508,036
3.50%, 09/01/25 (Call 06/01/25)	2,012	2,205,194
3.75%, 02/01/24 (Call 11/01/23)(a)	455	487,379
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	910	984,930
4.13%, 01/15/26 (Call 10/15/25)	75	84,150
VEREIT Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	413	449,543
4.63%, 11/01/25 (Call 09/01/25)	430	489,334
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	1,388	1,489,338
4.00%, 06/01/25 (Call 03/01/25)	1,531	1,695,905
4.25%, 04/01/26 (Call 01/01/26)	715	810,142
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)(a)	310	338,440
		61,895,665
Retail — 2.5%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)(a)	483	504,743
3.63%, 04/15/25 (Call 03/15/25)(a)	995	1,089,252
3.70%, 04/15/22 (Call 01/15/22)(a)	236	239,746
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)	1,140	1,157,200
2.75%, 05/18/24 (Call 03/18/24)	1,567	1,661,783
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)(a)	1,580	1,645,194
4.15%, 11/01/25 (Call 08/01/25)	124	139,449
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	1,895	1,997,854
4.00%, 05/15/25 (Call 03/15/25)	1,365	1,509,050
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	1,391	1,416,610
2.70%, 04/01/23 (Call 01/01/23)(a)	1,208	1,249,906
3.00%, 04/01/26 (Call 01/01/26)	1,386	1,515,666
3.25%, 03/01/22	842	856,981
3.35%, 09/15/25 (Call 06/15/25)	707	777,734
3.75%, 02/15/24 (Call 11/15/23)	1,421	1,530,530
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	1,401	1,491,543
3.12%, 04/15/22 (Call 01/15/22)	602	609,985
3.38%, 09/15/25 (Call 06/15/25)	1,570	1,722,916
3.80%, 11/15/21 (Call 08/30/21)	327	327,795
3.88%, 09/15/23 (Call 06/15/23)	706	752,550
4.00%, 04/15/25 (Call 03/15/25)	1,454	1,611,036
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	415	424,757
2.63%, 01/15/22	523	528,777
3.25%, 06/10/24(a)	191	205,266
3.30%, 07/01/25 (Call 06/01/25)	2,106	2,293,072
3.35%, 04/01/23 (Call 03/01/23)	1,679	1,758,087
3.38%, 05/26/25 (Call 02/26/25)	1,280	1,392,791
3.70%, 01/30/26 (Call 10/30/25)(a)	517	575,867
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	333	369,791
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	55	54,339
4.60%, 04/15/25 (Call 03/15/25)	995	1,120,781
Starbucks Corp.
1.30%, 05/07/22	611	615,990
Security	Par (000)	Value

Retail (continued)
2.70%, 06/15/22 (Call 04/15/22)	$821	$835,536
3.10%, 03/01/23 (Call 02/01/23)	1,341	1,396,523
3.80%, 08/15/25 (Call 06/15/25)	2,104	2,337,524
3.85%, 10/01/23 (Call 07/01/23)	895	953,523
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	2,402	2,531,899
2.50%, 04/15/26(a)	120	129,370
2.90%, 01/15/22(a)	587	594,210
3.50%, 07/01/24	1,953	2,123,711
TJX Companies Inc. (The), 2.50%, 05/15/23
(Call 02/15/23)	771	797,030
Walgreen Co., 3.10%, 09/15/22	468	482,217
Walgreens Boots Alliance Inc., 3.30%, 11/18/21
(Call 09/18/21)(a)	978	981,664
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	1,577	1,620,355
2.55%, 04/11/23 (Call 01/11/23)(a)	2,256	2,332,270
2.65%, 12/15/24 (Call 10/15/24)(a)	2,539	2,708,586
2.85%, 07/08/24 (Call 06/08/24)	2,237	2,387,568
3.30%, 04/22/24 (Call 01/22/24)	2,066	2,212,118
3.40%, 06/26/23 (Call 05/26/23)	3,491	3,686,905
3.55%, 06/26/25 (Call 04/26/25)	458	506,971
		61,765,021
Semiconductors — 2.0%
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	360	374,374
3.13%, 12/05/23 (Call 10/05/23)	488	516,107
3.90%, 12/15/25 (Call 09/15/25)	100	111,698
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	452	506,140
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	1,335	1,426,515
3.63%, 01/15/24 (Call 11/15/23)	1,715	1,828,072
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	2,488	2,672,551
3.63%, 10/15/24 (Call 09/15/24)	1,869	2,024,449
4.25%, 04/15/26 (Call 02/15/26)	175	196,423
4.70%, 04/15/25 (Call 03/15/25)	2,927	3,288,622
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	1,220	1,238,242
2.60%, 05/19/26 (Call 02/19/26)(a)	280	300,884
2.70%, 12/15/22	2,402	2,483,357
2.88%, 05/11/24 (Call 03/11/24)(a)	1,753	1,861,908
3.10%, 07/29/22	613	630,665
3.30%, 10/01/21(a)	180	180,907
3.40%, 03/25/25 (Call 02/25/25)(a)	1,899	2,072,204
3.70%, 07/29/25 (Call 04/29/25)	2,419	2,672,312
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	1,482	1,655,228
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	883	990,902
3.80%, 03/15/25 (Call 12/15/24)(a)	863	951,728
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(d)	1,136	1,145,243
4.20%, 06/22/23 (Call 05/22/23)(d)	596	632,562
Maxim Integrated Products Inc., 3.38%, 03/15/23
(Call 12/15/22)	220	228,836
Microchip Technology Inc.
2.67%, 09/01/23	130	135,169
4.33%, 06/01/23 (Call 05/01/23)	1,554	1,651,839
Micron Technology Inc.
2.50%, 04/24/23	1,239	1,279,336

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.64%, 02/06/24 (Call 01/06/24)	$1,174	$1,283,176
4.98%, 02/06/26 (Call 12/06/25)	40	46,221
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	135	135,125
0.58%, 06/14/24 (Call 06/14/23)(a)	1,275	1,279,682
2.20%, 09/16/21 (Call 08/16/21)	399	399,967
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(d)	1,398	1,537,010
5.35%, 03/01/26 (Call 01/01/26)(d)	550	644,327
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(d)	1,072	1,132,916
3.88%, 06/18/26 (Call 04/18/26)(d)	185	206,392
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	2,300	2,376,023
2.90%, 05/20/24 (Call 03/20/24)	1,630	1,732,719
3.00%, 05/20/22	1,039	1,062,083
3.45%, 05/20/25 (Call 02/20/25)	897	982,449
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	260	264,710
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	1,032	1,057,392
1.85%, 05/15/22 (Call 04/15/22)	431	436,039
2.25%, 05/01/23 (Call 02/01/23)(a)	436	448,430
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,495	1,583,585
		49,664,519
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25
(Call 04/01/25)(a)	347	379,943
Software — 2.8%
Adobe Inc.
1.70%, 02/01/23	832	850,268
1.90%, 02/01/25 (Call 01/01/25)	801	834,838
3.25%, 02/01/25 (Call 11/01/24)	314	339,886
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(a)	1,235	1,229,211
Fidelity National Information Services Inc.
0.38%, 03/01/23	825	825,272
0.60%, 03/01/24(a)	715	714,777
1.15%, 03/01/26 (Call 02/01/26)	1,610	1,612,180
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	2,755	2,917,927
3.20%, 07/01/26 (Call 05/01/26)	50	54,366
3.50%, 10/01/22 (Call 07/01/22)	748	769,647
3.80%, 10/01/23 (Call 09/01/23)	1,660	1,774,329
3.85%, 06/01/25 (Call 03/01/25)	946	1,042,399
Intuit Inc.
0.65%, 07/15/23	1,590	1,599,822
0.95%, 07/15/25 (Call 06/15/25)	956	963,056
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	2,064	2,131,858
2.13%, 11/15/22	542	555,326
2.38%, 02/12/22 (Call 01/12/22)	323	326,142
2.38%, 05/01/23 (Call 02/01/23)	1,500	1,548,213
2.40%, 02/06/22 (Call 01/06/22)(a)	88	88,828
2.65%, 11/03/22 (Call 09/03/22)	1,519	1,560,302
2.70%, 02/12/25 (Call 11/12/24)(a)	2,780	2,969,280
2.88%, 02/06/24 (Call 12/06/23)(a)	2,886	3,058,031
3.13%, 11/03/25 (Call 08/03/25)	350	382,610
3.63%, 12/15/23 (Call 09/15/23)	2,016	2,158,206
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	3,215	3,276,213
Security	Par (000)	Value

Software (continued)
1.90%, 09/15/21 (Call 08/30/21)(a)	$149	$149,188
2.40%, 09/15/23 (Call 07/15/23)	3,080	3,190,114
2.50%, 05/15/22 (Call 03/15/22)(a)	2,627	2,662,484
2.50%, 10/15/22	3,004	3,080,752
2.50%, 04/01/25 (Call 03/01/25)	3,870	4,073,740
2.63%, 02/15/23 (Call 01/15/23)	1,790	1,847,151
2.95%, 11/15/24 (Call 09/15/24)	2,597	2,768,693
2.95%, 05/15/25 (Call 02/15/25)	2,492	2,656,762
3.40%, 07/08/24 (Call 04/08/24)	2,320	2,485,726
3.63%, 07/15/23	1,316	1,394,842
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,003	1,002,374
2.35%, 09/15/24 (Call 08/15/24)	739	773,303
2.80%, 12/15/21 (Call 11/15/21)	679	684,114
3.13%, 11/15/22 (Call 08/15/22)	862	886,762
3.65%, 09/15/23 (Call 08/15/23)(a)	924	983,905
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	1,880	1,885,020
3.25%, 04/11/23 (Call 03/11/23)	1,985	2,079,747
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	2,294	2,349,664
4.50%, 05/15/25 (Call 04/15/25)(a)	1,437	1,609,196
		70,146,524
Telecommunications — 2.0%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	1,305	1,308,563
1.70%, 03/25/26 (Call 03/25/23)	2,985	3,030,568
2.63%, 12/01/22 (Call 09/01/22)	1,377	1,411,812
3.00%, 06/30/22 (Call 04/30/22)	2,196	2,240,259
3.40%, 05/15/25 (Call 02/15/25)	3,354	3,658,587
3.90%, 03/11/24 (Call 12/11/23)	656	706,612
3.95%, 01/15/25 (Call 10/15/24)	1,283	1,417,509
4.13%, 02/17/26 (Call 11/17/25)	1,320	1,486,831
4.45%, 04/01/24 (Call 01/01/24)	2,176	2,373,520
Bell Canada, Series US-3, 0.75%, 03/17/24	410	412,163
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)	888	964,264
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	318	318,680
2.20%, 09/20/23 (Call 07/20/23)	1,117	1,159,169
2.60%, 02/28/23	35	36,307
2.95%, 02/28/26	290	316,508
3.00%, 06/15/22	929	951,772
3.50%, 06/15/25	730	808,682
3.63%, 03/04/24	1,090	1,179,141
Motorola Solutions Inc., 4.00%, 09/01/24	1,049	1,148,779
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	890	920,483
3.63%, 12/15/25 (Call 09/15/25)	374	412,775
4.10%, 10/01/23 (Call 07/01/23)	983	1,049,529
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	119	122,073
Telefonica Emisiones SA, 4.57%, 04/27/23	763	815,890
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	200	202,323
3.50%, 04/15/25 (Call 03/15/25)	4,053	4,402,246
Verizon Communications Inc.
0.75%, 03/22/24(a)	2,190	2,199,970
0.85%, 11/20/25 (Call 10/20/25)	2,556	2,542,765
1.45%, 03/20/26 (Call 02/20/26)	3,275	3,319,613
3.38%, 02/15/25	3,024	3,289,460

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 11/01/24 (Call 08/01/24)(a)	$2,060	$2,232,250
4.15%, 03/15/24 (Call 12/15/23)	357	387,646
Vodafone Group PLC
2.95%, 02/19/23	110	114,289
3.75%, 01/16/24	190	205,233
4.13%, 05/30/25	1,733	1,937,117
		49,083,388
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	614	653,017
Transportation — 0.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,367	1,417,478
3.00%, 04/01/25 (Call 01/01/25)	609	657,262
3.05%, 03/15/22 (Call 12/15/21)	814	822,596
3.05%, 09/01/22 (Call 06/01/22)	1,622	1,660,670
3.40%, 09/01/24 (Call 06/01/24)	333	360,113
3.75%, 04/01/24 (Call 01/01/24)	258	278,247
3.85%, 09/01/23 (Call 06/01/23)	602	641,030
Canadian Pacific Railway Co., 2.90%, 02/01/25
(Call 11/01/24)	684	728,625
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	175	191,667
3.40%, 08/01/24 (Call 05/01/24)	678	729,803
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	987	1,018,430
3.00%, 04/01/22 (Call 01/01/22)(a)	925	935,759
3.25%, 12/01/21 (Call 09/01/21)	320	320,767
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	660	692,896
2.88%, 06/01/22 (Call 05/01/22)(a)	469	478,235
3.65%, 03/18/24 (Call 02/18/24)	878	944,258
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	10	10,746
2.95%, 03/01/22(a)	381	386,985
3.15%, 03/01/24 (Call 02/01/24)	922	982,640
3.25%, 08/15/25 (Call 05/15/25)	370	403,141
3.50%, 06/08/23 (Call 05/08/23)	1,139	1,202,523
3.75%, 07/15/25 (Call 05/15/25)	631	700,940
4.16%, 07/15/22 (Call 04/15/22)	1,477	1,516,934
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)(a)	998	1,013,288
Security	Par/ Shares (000)	Value

Transportation (continued)
2.45%, 10/01/22	$1,325	$1,358,823
2.50%, 04/01/23 (Call 03/01/23)(a)	1,220	1,262,426
2.80%, 11/15/24 (Call 09/15/24)(a)	332	355,354
3.90%, 04/01/25 (Call 03/01/25)	1,236	1,368,410
		22,440,046
Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25
(Call 12/01/24)	855	931,388

Total Corporate Bonds & Notes — 99.2%
(Cost: $2,431,561,562)		2,464,818,956

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	116,178	116,236,106
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	7,728	7,728,000
		123,964,106

Total Short-Term Investments — 5.0%
(Cost: $123,927,987)		123,964,106

Total Investments in Securities — 104.2%
(Cost: $2,555,489,549)		2,588,783,062

Other Assets, Less Liabilities — (4.2)%		(103,458,791)

Net Assets — 100.0%		$2,485,324,271

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,699,669	$53,554,382	(a)	$—		$(8,989)	$(8,956)	$116,236,106	116,178	$133,400	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,368,000	—		(33,640,000	)(a)	—	—	7,728,000	7,728	6,424		—
						$(8,989)	$(8,956)	$123,964,106		$139,824		$—

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2021

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,464,818,956	$—	$2,464,818,956
Money Market Funds	123,964,106	—	—	123,964,106
	$123,964,106	$2,464,818,956	$—	$2,588,783,062

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate